UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 7.2%
	Distributors — 1.0%
1,666	Genuine Parts Co.	153,965

	Hotels, Restaurants & Leisure — 0.4%
636	Wyndham Worldwide Corp.	53,597

	Media — 1.8%
1,284	Cinemark Holdings, Inc.	56,927
3,030	Comcast Corp., Class A	113,896
976	Time Warner, Inc.	95,332

		266,155

	Specialty Retail — 3.4%
1,878	Best Buy Co., Inc.	92,322
1,729	Home Depot, Inc. (The)	253,819
1,873	L Brands, Inc.	88,214
668	Tiffany & Co.	63,675

		498,030

	Textiles, Apparel & Luxury Goods — 0.6%
1,542	VF Corp.	84,765

	Total Consumer Discretionary	1,056,512

	Consumer Staples — 7.9%
	Beverages — 2.8%
1,726	Coca-Cola Co. (The)	73,233
1,444	Dr Pepper Snapple Group, Inc.	141,382
991	Molson Coors Brewing Co., Class B	94,853
933	PepsiCo, Inc.	104,329

		413,797

	Food Products — 1.6%
1,225	Kraft Heinz Co. (The)	111,276
2,964	Mondelez International, Inc., Class A	127,684

		238,960

	Household Products — 1.2%
981	Kimberly-Clark Corp.	129,091
415	Procter & Gamble Co. (The)	37,266

		166,357

	Tobacco — 2.3%
2,693	Altria Group, Inc.	192,335
780	Philip Morris International, Inc.	88,114
891	Reynolds American, Inc.	56,168

		336,617

	Total Consumer Staples	1,155,731

	Energy — 10.4%
	Energy Equipment & Services — 1.1%
2,039	Schlumberger Ltd.	159,270

	Oil, Gas & Consumable Fuels — 9.3%
3,477	Chevron Corp.	373,352
6,246	ConocoPhillips	311,499
3,563	Exxon Mobil Corp.	292,184
4,283	Occidental Petroleum Corp.	271,376
1,745	Valero Energy Corp.	115,652

		1,364,063

	Total Energy	1,523,333

	Financials — 28.4%
	Banks — 11.7%
18,368	Bank of America Corp.	433,306
4,239	BB&T Corp.	189,498
891	Cullen/Frost Bankers, Inc.	79,279
431	M&T Bank Corp.	66,733
2,941	PNC Financial Services Group, Inc. (The)	353,631
3,320	US Bancorp	170,979
7,660	Wells Fargo & Co.	426,379

		1,719,805

	Capital Markets — 6.3%
488	Ameriprise Financial, Inc.	63,235
762	BlackRock, Inc.	292,313
2,344	CME Group, Inc.	278,445
1,613	Northern Trust Corp.	139,675
301	S&P Global, Inc.	39,301
1,725	T Rowe Price Group, Inc.	117,526

		930,495

	Consumer Finance — 1.8%
1,699	Capital One Financial Corp.	147,238
1,595	Discover Financial Services	109,115

		256,353

	Insurance — 8.6%
1,449	Arthur J Gallagher & Co.	81,911
889	Chubb Ltd.	121,167
866	Cincinnati Financial Corp.	62,570
4,556	Hartford Financial Services Group, Inc. (The)	218,992
4,914	MetLife, Inc.	259,579
1,527	Progressive Corp. (The)	59,829
1,462	Prudential Financial, Inc.	156,005
2,231	Travelers Cos., Inc. (The)	268,946
630	Validus Holdings Ltd.	35,505

		1,264,504

	Total Financials	4,171,157

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 10.2%
	Biotechnology — 0.5%
391	AbbVie, Inc.	25,462
834	Gilead Sciences, Inc.	56,625

		82,087

	Health Care Equipment & Supplies — 1.7%
2,535	Abbott Laboratories	112,592
753	Becton Dickinson and Co.	138,164

		250,756

	Pharmaceuticals — 8.0%
2,341	Bristol-Myers Squibb Co.	127,284
1,421	Eli Lilly & Co.	119,505
2,965	Johnson & Johnson	369,252
4,409	Merck & Co., Inc.	280,174
8,027	Pfizer, Inc.	274,594

		1,170,809

	Total Health Care	1,503,652

	Industrials — 10.5%
	Aerospace & Defense — 1.4%
1,083	General Dynamics Corp.	202,776

	Commercial Services & Supplies — 1.4%
3,203	Republic Services, Inc.	201,205

	Industrial Conglomerates — 2.7%
674	3M Co.	128,947
2,205	Honeywell International, Inc.	275,342

		404,289

	Machinery — 3.3%
1,445	Dover Corp.	116,094
1,809	Illinois Tool Works, Inc.	239,685
188	Snap-on, Inc.	31,733
683	Stanley Black & Decker, Inc.	90,719

		478,231

	Road & Rail — 1.7%
925	Norfolk Southern Corp.	103,540
1,406	Union Pacific Corp.	148,957

		252,497

	Total Industrials	1,538,998

	Information Technology — 10.7%
	IT Services — 2.1%
616	Accenture plc, Class A	73,886
941	Automatic Data Processing, Inc.	96,318
1,626	Fidelity National Information Services, Inc.	129,456

		299,660

	Semiconductors & Semiconductor Equipment — 4.4%
2,221	Analog Devices, Inc.	181,993
1,429	KLA-Tencor Corp.	135,818
1,751	QUALCOMM, Inc.	100,410
2,866	Texas Instruments, Inc.	230,875

		649,096

	Software — 1.9%
4,301	Microsoft Corp.	283,235

	Technology Hardware, Storage & Peripherals — 2.3%
2,386	Apple, Inc.	342,788

	Total Information Technology	1,574,779

	Materials — 3.2%
	Chemicals — 3.0%
1,229	EI du Pont de Nemours & Co.	98,748
320	International Flavors & Fragrances, Inc.	42,398
1,193	PPG Industries, Inc.	125,399
846	Praxair, Inc.	100,282
1,284	RPM International, Inc.	70,685

		437,512

	Containers & Packaging — 0.2%
670	WestRock Co.	34,848

	Total Materials	472,360

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
364	Alexandria Real Estate Equities, Inc.	40,270
646	AvalonBay Communities, Inc.	118,637
441	Boston Properties, Inc.	58,413
1,640	HCP, Inc.	51,286
797	Simon Property Group, Inc.	137,167

	Total Real Estate	405,773

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
4,385	Verizon Communications, Inc.	213,780

	Utilities — 4.0%
	Electric Utilities — 2.6%
1,651	Edison International	131,410
837	NextEra Energy, Inc.	107,415
3,038	Xcel Energy, Inc.	135,021

		373,846

	Multi-Utilities — 1.4%
2,514	CMS Energy Corp.	112,463
224	DTE Energy Co.	22,830

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
3,178	NiSource, Inc.	75,601

		210,894

	Total Utilities	584,740

	Total Common Stocks (Cost $10,960,894)	14,200,815

Short-Term Investment — 3.0%
	Investment Company — 3.0%
433,136	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $433,136)	433,136

	Total Investments — 99.8% (Cost $11,394,030)	14,633,951
	Other Assets in Excess of Liabilities — 0.2%	24,188

	NET ASSETS — 100.0%	$14,658,139

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,386,106
Aggregate gross unrealized depreciation	(146,185)

Net unrealized appreciation/depreciation	$3,239,921

Federal income tax cost of investments	$11,394,030

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,633,951	$—	$—	$14,633,951

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 12.3%
	Auto Components — 0.2%
17	BorgWarner, Inc.	697
22	Delphi Automotive plc	1,809
21	Goodyear Tire & Rubber Co. (The)	755

		3,261

	Automobiles — 0.5%
325	Ford Motor Co.	3,788
114	General Motors Co.	4,019
15	Harley-Davidson, Inc.	890

		8,697

	Distributors — 0.1%
12	Genuine Parts Co.	1,143
26	LKQ Corp. (a)	752

		1,895

	Diversified Consumer Services — 0.0% (g)
17	H&R Block, Inc.	401

	Hotels, Restaurants & Leisure — 1.6%
35	Carnival Corp.	2,053
2	Chipotle Mexican Grill, Inc. (a)	1,069
10	Darden Restaurants, Inc.	866
26	Marriott International, Inc., Class A	2,470
68	McDonald’s Corp.	8,850
14	Royal Caribbean Cruises Ltd.	1,370
122	Starbucks Corp.	7,095
9	Wyndham Worldwide Corp.	738
7	Wynn Resorts Ltd.	760
28	Yum Brands, Inc.	1,791

		27,062

	Household Durables — 0.5%
28	DR Horton, Inc.	944
10	Garmin Ltd.	490
11	Leggett & Platt, Inc.	561
17	Lennar Corp., Class A	867
5	Mohawk Industries, Inc. (a)	1,206
40	Newell Brands, Inc.	1,897
24	PulteGroup, Inc.	562
6	Whirlpool Corp.	1,064

		7,591

	Internet & Direct Marketing Retail — 2.6%
33	Amazon.com, Inc. (a)	29,275
10	Expedia, Inc.	1,268
36	Netflix, Inc. (a)	5,304
4	Priceline Group, Inc. (The) (a)	7,296
9	TripAdvisor, Inc. (a)	407

		43,550

	Leisure Products — 0.1%
9	Hasbro, Inc.	931
29	Mattel, Inc.	731

		1,662

	Media — 3.2%
31	CBS Corp. (Non-Voting), Class B	2,151
18	Charter Communications, Inc. (a)	5,870
395	Comcast Corp., Class A	14,833
13	Discovery Communications, Inc., Class A (a)	370
18	Discovery Communications, Inc., Class C (a)	509
19	DISH Network Corp., Class A (a)	1,201
33	Interpublic Group of Cos., Inc. (The)	804
32	News Corp., Class A	414
10	News Corp., Class B	135
20	Omnicom Group, Inc.	1,686
8	Scripps Networks Interactive, Inc., Class A	624
18	TEGNA, Inc.	459
65	Time Warner, Inc.	6,308
88	Twenty-First Century Fox, Inc., Class A	2,842
41	Twenty-First Century Fox, Inc., Class B	1,291
29	Viacom, Inc., Class B	1,351
121	Walt Disney Co. (The)	13,753

		54,601

	Multiline Retail — 0.4%
21	Dollar General Corp.	1,478
20	Dollar Tree, Inc. (a)	1,544
15	Kohl’s Corp.	586
25	Macy’s, Inc.	752
9	Nordstrom, Inc.	442
46	Target Corp.	2,559

		7,361

	Specialty Retail — 2.4%
6	Advance Auto Parts, Inc.	912
5	AutoNation, Inc. (a)	231
2	AutoZone, Inc. (a)	1,717
13	Bed Bath & Beyond, Inc.	494
23	Best Buy Co., Inc.	1,110
16	CarMax, Inc. (a)	924
11	Foot Locker, Inc.	826

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
18	Gap, Inc. (The)	444
102	Home Depot, Inc. (The)	14,913
20	L Brands, Inc.	943
72	Lowe’s Cos., Inc.	5,936
8	O’Reilly Automotive, Inc. (a)	2,062
33	Ross Stores, Inc.	2,164
6	Signet Jewelers Ltd.	402
54	Staples, Inc.	476
9	Tiffany & Co.	850
54	TJX Cos., Inc. (The)	4,298
11	Tractor Supply Co.	752
5	Ulta Beauty, Inc. (a)	1,391

		40,845

	Textiles, Apparel & Luxury Goods — 0.7%
23	Coach, Inc.	967
32	Hanesbrands, Inc.	656
14	Michael Kors Holdings Ltd. (a)	516
110	NIKE, Inc., Class B	6,158
7	PVH Corp.	684
5	Ralph Lauren Corp.	383
15	Under Armour, Inc., Class A (a)	303
15	Under Armour, Inc., Class C (a)	281
28	VF Corp.	1,518

		11,466

	Total Consumer Discretionary	208,392

	Consumer Staples — 9.2%
	Beverages — 2.0%
15	Brown-Forman Corp., Class B	681
322	Coca-Cola Co. (The)	13,673
14	Constellation Brands, Inc., Class A	2,334
15	Dr Pepper Snapple Group, Inc.	1,495
15	Molson Coors Brewing Co., Class B	1,471
34	Monster Beverage Corp. (a)	1,548
119	PepsiCo, Inc.	13,311

		34,513

	Food & Staples Retailing — 2.0%
37	Costco Wholesale Corp.	6,137
86	CVS Health Corp.	6,713
77	Kroger Co. (The)	2,272
41	Sysco Corp.	2,151
71	Walgreens Boots Alliance, Inc.	5,905
126	Wal-Mart Stores, Inc.	9,050
27	Whole Foods Market, Inc.	789

		33,017

	Food Products — 1.5%
48	Archer-Daniels-Midland Co.	2,192
16	Campbell Soup Co.	923
34	Conagra Brands, Inc.	1,391
48	General Mills, Inc.	2,854
12	Hershey Co. (The)	1,272
22	Hormel Foods Corp.	779
10	JM Smucker Co. (The)	1,273
21	Kellogg Co.	1,531
50	Kraft Heinz Co. (The)	4,516
9	McCormick & Co., Inc.	924
15	Mead Johnson Nutrition Co.	1,362
127	Mondelez International, Inc., Class A	5,483
24	Tyson Foods, Inc., Class A	1,476

		25,976

	Household Products — 1.8%
21	Church & Dwight Co., Inc.	1,059
11	Clorox Co. (The)	1,442
74	Colgate-Palmolive Co.	5,388
30	Kimberly-Clark Corp.	3,904
213	Procter & Gamble Co. (The)	19,151

		30,944

	Personal Products — 0.1%
39	Coty, Inc., Class A	712
19	Estee Lauder Cos., Inc. (The), Class A	1,571

		2,283

	Tobacco — 1.8%
162	Altria Group, Inc.	11,549
129	Philip Morris International, Inc.	14,603
69	Reynolds American, Inc.	4,346

		30,498

	Total Consumer Staples	157,231

	Energy — 6.5%
	Energy Equipment & Services — 1.1%
35	Baker Hughes, Inc.	2,121
72	Halliburton Co.	3,557
9	Helmerich & Payne, Inc.	603
32	National Oilwell Varco, Inc.	1,266
116	Schlumberger Ltd.	9,078
39	TechnipFMC plc, (United Kingdom) (a)	1,264
32	Transocean Ltd. (a)	404

		18,293

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.4%
47	Anadarko Petroleum Corp.	2,890
32	Apache Corp.	1,627
40	Cabot Oil & Gas Corp.	947
64	Chesapeake Energy Corp. (a)	377
158	Chevron Corp.	16,947
8	Cimarex Energy Co.	948
12	Concho Resources, Inc. (a)	1,586
103	ConocoPhillips	5,139
44	Devon Energy Corp.	1,825
48	EOG Resources, Inc.	4,692
14	EQT Corp.	883
346	Exxon Mobil Corp.	28,352
22	Hess Corp.	1,081
160	Kinder Morgan, Inc.	3,480
71	Marathon Oil Corp.	1,116
44	Marathon Petroleum Corp.	2,224
14	Murphy Oil Corp.	386
17	Newfield Exploration Co. (a)	612
36	Noble Energy, Inc.	1,247
64	Occidental Petroleum Corp.	4,038
18	ONEOK, Inc.	974
37	Phillips 66	2,914
14	Pioneer Natural Resources Co.	2,636
16	Range Resources Corp.	456
42	Southwestern Energy Co. (a)	339
10	Tesoro Corp.	791
38	Valero Energy Corp.	2,493
69	Williams Cos., Inc. (The)	2,037

		93,037

	Total Energy	111,330

	Financials — 14.3%
	Banks — 6.4%
836	Bank of America Corp.	19,718
67	BB&T Corp.	3,013
231	Citigroup, Inc.	13,819
42	Citizens Financial Group, Inc.	1,467
15	Comerica, Inc.	1,005
63	Fifth Third Bancorp	1,589
91	Huntington Bancshares, Inc.	1,212
298	JPMorgan Chase & Co. (q)	26,160
89	KeyCorp	1,590
13	M&T Bank Corp.	1,989
29	People’s United Financial, Inc.	521
41	PNC Financial Services Group, Inc. (The)	4,874
100	Regions Financial Corp.	1,460
41	SunTrust Banks, Inc.	2,266
133	US Bancorp	6,838
375	Wells Fargo & Co.	20,897
17	Zions Bancorp	709

		109,127

	Capital Markets — 2.8%
5	Affiliated Managers Group, Inc.	775
13	Ameriprise Financial, Inc.	1,666
86	Bank of New York Mellon Corp. (The)	4,085
10	BlackRock, Inc.	3,891
8	CBOE Holdings, Inc.	620
101	Charles Schwab Corp. (The)	4,134
28	CME Group, Inc.	3,364
23	E*TRADE Financial Corp. (a)	799
29	Franklin Resources, Inc.	1,212
31	Goldman Sachs Group, Inc. (The)	7,096
50	Intercontinental Exchange, Inc.	2,973
34	Invesco Ltd.	1,031
14	Moody’s Corp.	1,551
120	Morgan Stanley	5,133
10	Nasdaq, Inc.	666
18	Northern Trust Corp.	1,552
11	Raymond James Financial, Inc.	813
22	S&P Global, Inc.	2,817
30	State Street Corp.	2,383
20	T Rowe Price Group, Inc.	1,383

		47,944

	Consumer Finance — 0.8%
63	American Express Co.	4,993
40	Capital One Financial Corp.	3,473
32	Discover Financial Services	2,198
24	Navient Corp.	358
64	Synchrony Financial	2,203

		13,225

	Diversified Financial Services — 1.6%
158	Berkshire Hathaway, Inc., Class B (a)	26,395
27	Leucadia National Corp.	702

		27,097

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.7%
33	Aflac, Inc.	2,424
30	Allstate Corp. (The)	2,481
78	American International Group, Inc.	4,844
22	Aon plc	2,599
15	Arthur J Gallagher & Co.	842
5	Assurant, Inc.	444
39	Chubb Ltd.	5,291
12	Cincinnati Financial Corp.	903
31	Hartford Financial Services Group, Inc. (The)	1,498
19	Lincoln National Corp.	1,229
23	Loews Corp.	1,076
43	Marsh & McLennan Cos., Inc.	3,173
91	MetLife, Inc.	4,788
22	Principal Financial Group, Inc.	1,407
48	Progressive Corp. (The)	1,897
36	Prudential Financial, Inc.	3,825
9	Torchmark Corp.	703
23	Travelers Cos., Inc. (The)	2,811
19	Unum Group	896
11	Willis Towers Watson plc	1,390
22	XL Group Ltd., (Bermuda)	881

		45,402

	Total Financials	242,795

	Health Care — 13.8%
	Biotechnology — 2.8%
133	AbbVie, Inc.	8,660
19	Alexion Pharmaceuticals, Inc. (a)	2,271
61	Amgen, Inc.	10,074
18	Biogen, Inc. (a)	4,922
65	Celgene Corp. (a)	8,071
109	Gilead Sciences, Inc.	7,402
15	Incyte Corp. (a)	1,963
6	Regeneron Pharmaceuticals, Inc. (a)	2,457
21	Vertex Pharmaceuticals, Inc. (a)	2,265

		48,085

	Health Care Equipment & Supplies — 2.6%
144	Abbott Laboratories	6,398
41	Baxter International, Inc.	2,102
18	Becton Dickinson and Co.	3,255
114	Boston Scientific Corp. (a)	2,827
4	Cooper Cos., Inc. (The)	816
6	CR Bard, Inc.	1,493
51	Danaher Corp.	4,351
19	DENTSPLY SIRONA, Inc.	1,196
18	Edwards Lifesciences Corp. (a)	1,667
23	Hologic, Inc. (a)	991
7	IDEXX Laboratories, Inc. (a)	1,134
3	Intuitive Surgical, Inc. (a)	2,346
114	Medtronic plc	9,194
26	Stryker Corp.	3,397
8	Varian Medical Systems, Inc. (a)	710
17	Zimmer Biomet Holdings, Inc.	2,047

		43,924

	Health Care Providers & Services — 2.6%
29	Aetna, Inc.	3,740
14	AmerisourceBergen Corp.	1,219
22	Anthem, Inc.	3,645
26	Cardinal Health, Inc.	2,145
14	Centene Corp. (a)	1,022
21	Cigna Corp.	3,140
13	DaVita, Inc. (a)	882
10	Envision Healthcare Corp. (a)	600
51	Express Scripts Holding Co. (a)	3,329
24	HCA Holdings, Inc. (a)	2,142
7	Henry Schein, Inc. (a)	1,122
12	Humana, Inc.	2,567
9	Laboratory Corp. of America Holdings (a)	1,224
18	McKesson Corp.	2,621
7	Patterson Cos., Inc.	310
11	Quest Diagnostics, Inc.	1,126
80	UnitedHealth Group, Inc.	13,156
7	Universal Health Services, Inc., Class B	927

		44,917

	Health Care Technology — 0.1%
24	Cerner Corp. (a)	1,440

	Life Sciences Tools & Services — 0.7%
27	Agilent Technologies, Inc.	1,420
12	Illumina, Inc. (a)	2,081
2	Mettler-Toledo International, Inc. (a)	1,035
9	PerkinElmer, Inc.	531
33	Thermo Fisher Scientific, Inc.	5,000
7	Waters Corp. (a)	1,044

		11,111

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 5.0%
28	Allergan plc	6,678
139	Bristol-Myers Squibb Co.	7,584
81	Eli Lilly & Co.	6,809
226	Johnson & Johnson	28,177
9	Mallinckrodt plc (a)	389
229	Merck & Co., Inc.	14,545
38	Mylan NV (a)	1,497
12	Perrigo Co. plc	794
496	Pfizer, Inc.	16,976
41	Zoetis, Inc.	2,189

		85,638

	Total Health Care	235,115

	Industrials — 10.0%
	Aerospace & Defense — 2.2%
37	Arconic, Inc.	967
47	Boeing Co. (The)	8,399
24	General Dynamics Corp.	4,441
6	L3 Technologies, Inc.	1,072
21	Lockheed Martin Corp.	5,571
15	Northrop Grumman Corp.	3,462
24	Raytheon Co.	3,724
11	Rockwell Collins, Inc.	1,060
23	Textron, Inc.	1,072
4	TransDigm Group, Inc.	912
62	United Technologies Corp.	7,012

		37,692

	Air Freight & Logistics — 0.7%
12	CH Robinson Worldwide, Inc.	911
15	Expeditors International of Washington, Inc.	848
20	FedEx Corp.	3,989
57	United Parcel Service, Inc., Class B	6,166

		11,914

	Airlines — 0.6%
10	Alaska Air Group, Inc.	949
42	American Airlines Group, Inc.	1,778
61	Delta Air Lines, Inc.	2,800
51	Southwest Airlines Co.	2,758
24	United Continental Holdings, Inc. (a)	1,687

		9,972

	Building Products — 0.3%
8	Allegion plc	603
13	Fortune Brands Home & Security, Inc.	777
78	Johnson Controls International plc	3,296
27	Masco Corp.	908

		5,584

	Commercial Services & Supplies — 0.3%
7	Cintas Corp.	909
19	Republic Services, Inc.	1,208
7	Stericycle, Inc. (a)	588
34	Waste Management, Inc.	2,459

		5,164

	Construction & Engineering — 0.1%
12	Fluor Corp.	611
10	Jacobs Engineering Group, Inc.	558
13	Quanta Services, Inc. (a)	468

		1,637

	Electrical Equipment — 0.5%
4	Acuity Brands, Inc.	750
19	AMETEK, Inc.	1,035
37	Eaton Corp. plc	2,780
54	Emerson Electric Co.	3,219
11	Rockwell Automation, Inc.	1,670

		9,454

	Industrial Conglomerates — 2.4%
50	3M Co.	9,511
727	General Electric Co. (k)	21,677
63	Honeywell International, Inc.	7,925
8	Roper Technologies, Inc.	1,754

		40,867

	Machinery — 1.5%
49	Caterpillar, Inc.	4,536
13	Cummins, Inc.	1,950
24	Deere & Co.	2,660
13	Dover Corp.	1,042
11	Flowserve Corp.	527
25	Fortive Corp.	1,511
26	Illinois Tool Works, Inc.	3,445
22	Ingersoll-Rand plc	1,760
29	PACCAR, Inc.	1,966
11	Parker-Hannifin Corp.	1,782
14	Pentair plc, (United Kingdom)	875
5	Snap-on, Inc.	815
13	Stanley Black & Decker, Inc.	1,690
15	Xylem, Inc.	751

		25,310

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — 0.3%
3	Dun & Bradstreet Corp. (The)	331
10	Equifax, Inc.	1,367
28	Nielsen Holdings plc	1,158
11	Robert Half International, Inc.	520
13	Verisk Analytics, Inc. (a)	1,047

		4,423

	Road & Rail — 0.9%
77	CSX Corp.	3,596
7	JB Hunt Transport Services, Inc.	664
9	Kansas City Southern	763
24	Norfolk Southern Corp.	2,712
4	Ryder System, Inc.	336
68	Union Pacific Corp.	7,187

		15,258

	Trading Companies & Distributors — 0.2%
24	Fastenal Co.	1,242
7	United Rentals, Inc. (a)	879
5	WW Grainger, Inc.	1,051

		3,172

	Total Industrials	170,447

	Information Technology — 22.0%
	Communications Equipment — 1.1%
418	Cisco Systems, Inc.	14,113
5	F5 Networks, Inc. (a)	770
10	Harris Corp.	1,155
32	Juniper Networks, Inc.	886
14	Motorola Solutions, Inc.	1,184

		18,108

	Electronic Equipment, Instruments & Components — 0.4%
26	Amphenol Corp., Class A	1,826
77	Corning, Inc.	2,089
11	FLIR Systems, Inc.	413
30	TE Connectivity Ltd.	2,208

		6,536

	Internet Software & Services — 4.5%
14	Akamai Technologies, Inc. (a)	862
25	Alphabet, Inc., Class A (a)	21,002
25	Alphabet, Inc., Class C (a)	20,438
84	eBay, Inc. (a)	2,830
196	Facebook, Inc., Class A (a)	27,894
7	VeriSign, Inc. (a)	646
73	Yahoo!, Inc. (a)	3,396

		77,068

	IT Services — 3.7%
52	Accenture plc, Class A	6,223
5	Alliance Data Systems Corp.	1,161
37	Automatic Data Processing, Inc.	3,832
51	Cognizant Technology Solutions Corp., Class A (a)	3,020
12	CSRA, Inc.	355
27	Fidelity National Information Services, Inc.	2,183
18	Fiserv, Inc. (a)	2,063
13	Global Payments, Inc.	1,024
72	International Business Machines Corp.	12,462
79	Mastercard, Inc., Class A	8,835
27	Paychex, Inc.	1,568
94	PayPal Holdings, Inc. (a)	4,028
11	Teradata Corp. (a)	340
14	Total System Services, Inc.	736
155	Visa, Inc., Class A	13,767
40	Western Union Co. (The)	816

		62,413

	Semiconductors & Semiconductor Equipment — 3.4%
64	Advanced Micro Devices, Inc. (a)	936
30	Analog Devices, Inc.	2,487
90	Applied Materials, Inc.	3,502
33	Broadcom Ltd.	7,321
394	Intel Corp.	14,219
13	KLA-Tencor Corp.	1,242
14	Lam Research Corp.	1,743
18	Microchip Technology, Inc.	1,331
86	Micron Technology, Inc. (a)	2,498
49	NVIDIA Corp.	5,349
11	Qorvo, Inc. (a)	723
123	QUALCOMM, Inc.	7,061
15	Skyworks Solutions, Inc.	1,511
83	Texas Instruments, Inc.	6,714
21	Xilinx, Inc.	1,202

		57,839

	Software — 4.6%
58	Activision Blizzard, Inc.	2,875
41	Adobe Systems, Inc. (a)	5,378
16	Autodesk, Inc. (a)	1,412
26	CA, Inc.	829
13	Citrix Systems, Inc. (a)	1,087
26	Electronic Arts, Inc. (a)	2,301

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
20	Intuit, Inc.	2,350
644	Microsoft Corp.	42,433
250	Oracle Corp.	11,147
15	Red Hat, Inc. (a)	1,286
55	salesforce.com, Inc. (a)	4,504
52	Symantec Corp.	1,583
13	Synopsys, Inc. (a)	905

		78,090

	Technology Hardware, Storage & Peripherals — 4.3%
437	Apple, Inc.	62,842
139	Hewlett Packard Enterprise Co.	3,290
141	HP, Inc.	2,525
23	NetApp, Inc.	945
25	Seagate Technology plc	1,130
24	Western Digital Corp.	1,982
71	Xerox Corp.	523

		73,237

	Total Information Technology	373,291

	Materials — 2.8%
	Chemicals — 2.1%
18	Air Products & Chemicals, Inc.	2,454
9	Albemarle Corp.	992
19	CF Industries Holdings, Inc.	570
93	Dow Chemical Co. (The)	5,914
12	Eastman Chemical Co.	987
22	Ecolab, Inc.	2,744
72	EI du Pont de Nemours & Co.	5,791
11	FMC Corp.	776
7	International Flavors & Fragrances, Inc.	873
28	LyondellBasell Industries NV, Class A	2,510
37	Monsanto Co.	4,138
29	Mosaic Co. (The)	852
21	PPG Industries, Inc.	2,252
24	Praxair, Inc.	2,819
7	Sherwin-Williams Co. (The)	2,099

		35,771

	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	1,147
11	Vulcan Materials Co.	1,330

		2,477

	Containers & Packaging — 0.3%
7	Avery Dennison Corp.	601
15	Ball Corp.	1,084
34	International Paper Co.	1,741
16	Sealed Air Corp.	703
21	WestRock Co.	1,086

		5,215

	Metals & Mining — 0.3%
111	Freeport-McMoRan, Inc. (a)	1,481
44	Newmont Mining Corp.	1,461
27	Nucor Corp.	1,588

		4,530

	Total Materials	47,993

	Real Estate — 2.9%
	Equity Real Estate Investment Trusts (REITs) — 2.9%
7	Alexandria Real Estate Equities, Inc.	819
36	American Tower Corp.	4,329
13	Apartment Investment & Management Co., Class A	581
11	AvalonBay Communities, Inc.	2,102
13	Boston Properties, Inc.	1,698
30	Crown Castle International Corp.	2,839
13	Digital Realty Trust, Inc.	1,413
6	Equinix, Inc.	2,594
31	Equity Residential	1,904
5	Essex Property Trust, Inc.	1,265
10	Extra Space Storage, Inc.	781
6	Federal Realty Investment Trust	803
49	GGP, Inc.	1,129
39	HCP, Inc.	1,221
62	Host Hotels & Resorts, Inc.	1,150
20	Iron Mountain, Inc.	729
35	Kimco Realty Corp.	784
10	Macerich Co. (The)	649
9	Mid-America Apartment Communities, Inc.	963
44	Prologis, Inc.	2,290
12	Public Storage	2,726
23	Realty Income Corp.	1,346
12	Regency Centers Corp.	808
27	Simon Property Group, Inc.	4,587
8	SL Green Realty Corp.	894
22	UDR, Inc.	808
30	Ventas, Inc.	1,923
14	Vornado Realty Trust	1,440

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
30	Welltower, Inc.	2,141
62	Weyerhaeuser Co.	2,122

		48,838

	Real Estate Management & Development — 0.0% (g)
25	CBRE Group, Inc., Class A (a)	872

	Total Real Estate	49,710

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
512	AT&T, Inc.	21,276
46	CenturyLink, Inc.	1,074
24	Level 3 Communications, Inc. (a)	1,394
340	Verizon Communications, Inc.	16,568

	Total Telecommunication Services	40,312

	Utilities — 3.2%
	Electric Utilities — 2.0%
19	Alliant Energy Corp.	752
41	American Electric Power Co., Inc.	2,752
58	Duke Energy Corp.	4,784
27	Edison International	2,163
15	Entergy Corp.	1,136
26	Eversource Energy	1,553
77	Exelon Corp.	2,780
37	FirstEnergy Corp.	1,174
39	NextEra Energy, Inc.	5,004
42	PG&E Corp.	2,804
9	Pinnacle West Capital Corp.	774
57	PPL Corp.	2,119
83	Southern Co. (The)	4,113
42	Xcel Energy, Inc.	1,880

		33,788

	Independent Power & Renewable Electricity Producers — 0.1%
55	AES Corp.	614
26	NRG Energy, Inc.	493

		1,107

	Multi-Utilities — 1.0%
20	Ameren Corp.	1,104
36	CenterPoint Energy, Inc.	990
23	CMS Energy Corp.	1,044
25	Consolidated Edison, Inc.	1,975
52	Dominion Resources, Inc.	4,062
15	DTE Energy Co.	1,528
27	NiSource, Inc.	642
42	Public Service Enterprise Group, Inc.	1,872
12	SCANA Corp.	779
21	Sempra Energy	2,308
26	WEC Energy Group, Inc.	1,595

		17,899

	Water Utilities — 0.1%
15	American Water Works Co., Inc.	1,156

	Total Utilities	53,950

	Total Common Stocks (Cost $524,227)	1,690,566

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc. Casa Ley CVR, expiring 01/30/18 (a)	1
25	Safeway, Inc. PDC CVR, expiring 01/30/17 (a)	1

	Total Rights (Cost $—)	2

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
15,099	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $15,099)	15,099

	Total Investments — 100.3% (Cost $539,326)	1,705,667
	Liabilities in Excess of Other Assets — (0.3)%	(5,115)

	NET ASSETS — 100.0%	$1,700,552

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
82	E-mini S&P 500 Index	06/16/17	USD	$9,673	$(6)

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(k)	—	All or portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,177,020
Aggregate gross unrealized depreciation	(10,679)

Net unrealized appreciation/depreciation	$1,166,341

Federal income tax cost of investments	$539,326

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,705,665	$—	$2	$1,705,667

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—	$(6)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
		Consumer Discretionary — 10.0%
		Auto Components — 1.0%
95		Visteon Corp. (a)	9,305

		Automobiles — 0.9%
84		Thor Industries, Inc.	8,113

		Hotels, Restaurants & Leisure — 1.4%
62		Brinker International, Inc.	2,739
70		Darden Restaurants, Inc.	5,832
25		Vail Resorts, Inc.	4,740

			13,311

		Household Durables — 0.7%
188		DR Horton, Inc.	6,252

		Media — 1.8%
—	(h)	Cable One, Inc.	250
28		Discovery Communications, Inc., Class C (a)	784
297		Liberty Media Corp.-Liberty SiriusXM, Class A (a)	11,571
99		Viacom, Inc., Class B	4,620

			17,225

		Multiline Retail — 0.8%
254		Macy’s, Inc.	7,523

		Specialty Retail — 3.4%
434		Best Buy Co., Inc.	21,311
102		Foot Locker, Inc.	7,623
34		Ross Stores, Inc.	2,233
3		Ulta Beauty, Inc. (a)	913

			32,080

		Total Consumer Discretionary	93,809

		Consumer Staples — 6.7%
		Food & Staples Retailing — 1.4%
311		Rite Aid Corp. (a)	1,322
182		Sysco Corp.	9,424
67		US Foods Holding Corp. (a)	1,872

			12,618

		Food Products — 4.2%
129		Ingredion, Inc.	15,487
380		Pilgrim’s Pride Corp.	8,552
250		Tyson Foods, Inc., Class A	15,409

			39,448

		Personal Products — 1.1%
58		Herbalife Ltd. (a)	3,372
120		Nu Skin Enterprises, Inc., Class A	6,676

			10,048

		Total Consumer Staples	62,114

		Energy — 5.9%
		Energy Equipment & Services — 1.5%
185		Baker Hughes, Inc.	11,067
230		Ensco plc, Class A	2,059
55		Rowan Cos. plc, Class A (a)	860

			13,986

		Oil, Gas & Consumable Fuels — 4.4%
51		Cimarex Energy Co.	6,088
88		Devon Energy Corp.	3,655
24		Gulfport Energy Corp. (a)	409
443		Marathon Oil Corp.	7,002
41		Marathon Petroleum Corp.	2,087
45		Murphy Oil Corp.	1,295
7		Noble Energy, Inc.	227
22		ONEOK, Inc.	1,236
55		PBF Energy, Inc., Class A	1,208
308		QEP Resources, Inc. (a)	3,912
19		Rice Energy, Inc. (a)	460
49		Tesoro Corp.	3,980
28		Valero Energy Corp.	1,863
156		World Fuel Services Corp.	5,659
160		WPX Energy, Inc. (a)	2,137

			41,218

		Total Energy	55,204

		Financials — 12.1%
		Banks — 4.2%
34		Citizens Financial Group, Inc.	1,157
51		East West Bancorp, Inc.	2,632
23		Fifth Third Bancorp	574
209		KeyCorp	3,723
312		Popular, Inc., (Puerto Rico)	12,716
277		Regions Financial Corp.	4,021
11		Signature Bank (a)	1,588
20		SVB Financial Group (a)	3,647
175		Synovus Financial Corp.	7,195
55		Zions Bancorp	2,302

			39,555

		Capital Markets — 1.6%
3		Donnelley Financial Solutions, Inc. (a)	59
44		Intercontinental Exchange, Inc.	2,658
16		Lazard Ltd., Class A	736
65		MSCI, Inc.	6,269
72		Raymond James Financial, Inc.	5,460

			15,182

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 1.9%
115	Discover Financial Services	7,851
282	Synchrony Financial	9,676

		17,527

	Diversified Financial Services — 0.2%
39	Voya Financial, Inc.	1,473

	Insurance — 4.2%
58	Allied World Assurance Co. Holdings AG	3,069
59	American Financial Group, Inc.	5,639
4	American National Insurance Co.	519
18	Aon plc	2,172
14	Arch Capital Group Ltd. (a)	1,313
28	Aspen Insurance Holdings Ltd., (Bermuda)	1,473
28	Assurant, Inc.	2,712
42	Assured Guaranty Ltd.	1,566
7	Everest Re Group Ltd.	1,520
13	First American Financial Corp.	523
12	FNF Group	457
61	Hanover Insurance Group, Inc. (The)	5,521
39	Hartford Financial Services Group, Inc. (The)	1,851
26	Lincoln National Corp.	1,721
35	Principal Financial Group, Inc.	2,209
22	Progressive Corp. (The)	854
18	Torchmark Corp.	1,373
81	Unum Group	3,789
18	Validus Holdings Ltd.	998

		39,279

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Annaly Capital Management, Inc.	219
9	Chimera Investment Corp.	189

		408

	Total Financials	113,424

	Health Care — 9.7%
	Biotechnology — 1.5%
23	ACADIA Pharmaceuticals, Inc. (a)	773
52	Alnylam Pharmaceuticals, Inc. (a)	2,680
16	BioMarin Pharmaceutical, Inc. (a)	1,378
34	Incyte Corp. (a)	4,478
16	Intercept Pharmaceuticals, Inc. (a)	1,776
51	Juno Therapeutics, Inc. (a)	1,141
25	Neurocrine Biosciences, Inc. (a)	1,100
15	Seattle Genetics, Inc. (a)	911

		14,237

	Health Care Equipment & Supplies — 4.0%
157	Hill-Rom Holdings, Inc.	11,049
303	Hologic, Inc. (a)	12,897
109	Zimmer Biomet Holdings, Inc.	13,298

		37,244

	Health Care Providers & Services — 3.3%
157	AmerisourceBergen Corp.	13,877
14	Centene Corp. (a)	998
312	Premier, Inc., Class A (a)	9,924
43	WellCare Health Plans, Inc. (a)	6,015

		30,814

	Pharmaceuticals — 0.9%
213	Endo International plc (a)	2,381
70	Mallinckrodt plc (a)	3,124
43	Perrigo Co. plc	2,828

		8,333

	Total Health Care	90,628

	Industrials — 15.8%
	Aerospace & Defense — 3.9%
114	HEICO Corp., Class A	8,572
91	Huntington Ingalls Industries, Inc.	18,185
34	L3 Technologies, Inc.	5,686
3	Northrop Grumman Corp.	642
64	Spirit AeroSystems Holdings, Inc., Class A	3,690

		36,775

	Airlines — 2.6%
217	JetBlue Airways Corp. (a)	4,481
282	United Continental Holdings, Inc. (a)	19,885

		24,366

	Building Products — 0.1%
8	Owens Corning	516

	Commercial Services & Supplies — 0.9%
199	KAR Auction Services, Inc.	8,686
3	LSC Communications, Inc.	76

		8,762

	Construction & Engineering — 1.0%
27	Fluor Corp.	1,421
69	Jacobs Engineering Group, Inc.	3,820
252	KBR, Inc.	3,780

		9,021

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — 0.5%
65	Regal Beloit Corp.	4,940

	Machinery — 2.0%
124	Crane Co.	9,279
57	Parker-Hannifin Corp.	9,178

		18,457

	Professional Services — 2.7%
190	ManpowerGroup, Inc.	19,529
143	TransUnion (a)	5,473

		25,002

	Road & Rail — 0.1%
15	Landstar System, Inc.	1,311

	Trading Companies & Distributors — 2.0%
271	WESCO International, Inc. (a)	18,876

	Total Industrials	148,026

	Information Technology — 16.4%
	Communications Equipment — 1.0%
253	ARRIS International plc (a)	6,692
18	F5 Networks, Inc. (a)	2,609

		9,301

	Electronic Equipment, Instruments & Components — 0.8%
7	Arrow Electronics, Inc. (a)	514
63	Avnet, Inc.	2,883
122	Fitbit, Inc., Class A (a)	723
50	FLIR Systems, Inc.	1,818
44	Keysight Technologies, Inc. (a)	1,572

		7,510

	Internet Software & Services — 0.7%
62	InterActiveCorp (a)	4,534
178	Pandora Media, Inc. (a)	2,097
9	Yelp, Inc. (a)	298

		6,929

	IT Services — 2.8%
68	Computer Sciences Corp.	4,686
44	Leidos Holdings, Inc.	2,255
93	Square, Inc., Class A (a)	1,612
68	Total System Services, Inc.	3,646
211	Vantiv, Inc., Class A (a)	13,504

		25,703

	Semiconductors & Semiconductor Equipment — 3.9%
240	Applied Materials, Inc.	9,317
14	KLA-Tencor Corp.	1,369
21	Lam Research Corp.	2,644
1,184	Marvell Technology Group Ltd., (Bermuda)	18,069
75	Micron Technology, Inc. (a)	2,165
177	ON Semiconductor Corp. (a)	2,746
6	Skyworks Solutions, Inc.	608

		36,918

	Software — 2.2%
61	Activision Blizzard, Inc.	3,017
77	Citrix Systems, Inc. (a)	6,446
484	Nuance Communications, Inc. (a)	8,371
31	Snap, Inc., Class A (a)	707
600	Zynga, Inc., Class A (a)	1,711

		20,252

	Technology Hardware, Storage & Peripherals — 5.0%
320	NCR Corp. (a)	14,613
199	Western Digital Corp.	16,448
2,134	Xerox Corp.	15,665

		46,726

	Total Information Technology	153,339

	Materials — 5.4%
	Chemicals — 1.6%
242	Cabot Corp.	14,522
11	Huntsman Corp.	260

		14,782

	Containers & Packaging — 1.9%
44	Avery Dennison Corp.	3,554
196	Berry Plastics Group, Inc. (a)	9,515
77	International Paper Co.	3,885
26	Sealed Air Corp.	1,120

		18,074

	Metals & Mining — 1.9%
27	Newmont Mining Corp.	896
27	Reliance Steel & Aluminum Co.	2,185
364	Steel Dynamics, Inc.	12,653
44	United States Steel Corp.	1,491

		17,225

	Total Materials	50,081

	Real Estate — 10.1%
	Equity Real Estate Investment Trusts (REITs) — 10.1%
52	American Campus Communities, Inc.	2,489
244	American Homes 4 Rent, Class A	5,593

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
47	Apartment Investment & Management Co., Class A	2,089
461	Apple Hospitality REIT, Inc.	8,797
7	Boston Properties, Inc.	953
93	Brixmor Property Group, Inc.	1,985
190	CoreCivic, Inc.	5,964
144	Corporate Office Properties Trust	4,753
16	Crown Castle International Corp.	1,521
47	CyrusOne, Inc.	2,424
10	Digital Realty Trust, Inc.	1,021
26	Douglas Emmett, Inc.	1,014
45	Equinix, Inc.	18,057
246	Equity Commonwealth (a)	7,688
39	Equity LifeStyle Properties, Inc.	3,021
37	Liberty Property Trust	1,426
45	Mid-America Apartment Communities, Inc.	4,626
102	Outfront Media, Inc.	2,713
20	Regency Centers Corp.	1,328
121	Retail Properties of America, Inc., Class A	1,742
3	SL Green Realty Corp.	299
364	Spirit Realty Capital, Inc.	3,686
22	Taubman Centers, Inc.	1,479
2	Ventas, Inc.	148
36	Vornado Realty Trust	3,611
12	Welltower, Inc.	843
164	Weyerhaeuser Co.	5,576

	Total Real Estate	94,846

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
168	CenturyLink, Inc.	3,953

	Wireless Telecommunication Services — 0.3%
140	Sprint Corp. (a)	1,214
54	Telephone & Data Systems, Inc.	1,426

		2,640

	Total Telecommunication Services	6,593

	Utilities — 5.9%
	Electric Utilities — 1.7%
62	Alliant Energy Corp.	2,440
93	Edison International	7,388
118	FirstEnergy Corp.	3,752
53	Great Plains Energy, Inc.	1,557
6	Pinnacle West Capital Corp.	517
		15,654

	Gas Utilities — 1.0%
190	UGI Corp.	9,369

	Independent Power & Renewable Electricity Producers — 1.5%
777	NRG Energy, Inc.	14,526

	Multi-Utilities — 1.7%
38	Ameren Corp.	2,069
99	CenterPoint Energy, Inc.	2,727
93	CMS Energy Corp.	4,152
28	Consolidated Edison, Inc.	2,198
15	DTE Energy Co.	1,552
74	Public Service Enterprise Group, Inc.	3,299

		15,997

	Total Utilities	55,546

	Total Common Stocks (Cost $731,109)	923,610

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	6
121	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	8

	Total Rights (Cost $—)	14

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
16,955	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $16,955)	16,955

	Total Investments — 100.5% (Cost $748,064)	940,579
	Liabilities in Excess of Other Assets — (0.5)%	(4,688)

	NET ASSETS — 100.0%	$935,891

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
51	E-mini S&P MidCap 400	06/16/17	USD	$8,763	$153

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,739
Aggregate gross unrealized depreciation	(21,224)
Net unrealized appreciation/depreciation	$192,515

Federal income tax cost of investments	$748,064

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$940,565	$—	$14	$940,579

Appreciation in Other Financial Instruments
Futures Contracts	$153	$—	$—	$153

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
		Alternative Assets — 3.8%
4,947		JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	51,797
3,422		JPMorgan Research Market Neutral Fund, Class L Shares (a)	51,673
5,983		JPMorgan Systematic Alpha Fund, Class R6 Shares	92,080

		Total Alternative Assets	195,550

		Fixed Income — 44.8%
77,346		JPMorgan Core Bond Fund, Class R6 Shares	891,797
63,872		JPMorgan Core Plus Bond Fund, Class R6 Shares	523,114
6,337		JPMorgan Emerging Markets Debt Fund, Class R6 Shares	51,773
18,424		JPMorgan Floating Rate Income Fund, Class R6 Shares	174,111
32,981		JPMorgan High Yield Fund, Class R6 Shares	244,719
7,794		JPMorgan Inflation Managed Bond Fund, Class R6 Shares	80,593
20,975		JPMorgan Limited Duration Bond Fund, Class R6 Shares	209,753
8,359		JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	97,471
4,284		JPMorgan Unconstrained Debt Fund, Class R6 Shares	42,543

		Total Fixed Income	2,315,874

		International Equity — 15.0%
5,056		JPMorgan Emerging Economies Fund, Class R6 Shares	63,295
2,630		JPMorgan Emerging Markets Equity Fund, Class R6 Shares	62,215
8,629		JPMorgan Global Research Enhanced Index Fund, Select Class Shares	172,317
5,407		JPMorgan International Equity Fund, Class R6 Shares	84,186
16,066		JPMorgan International Research Enhanced Equity Fund, Select Class Shares	270,061
4,715		JPMorgan Intrepid European Fund, Class L Shares	114,862
700		JPMorgan Latin America Fund, Class R6 Shares	9,926

		Total International Equity	776,862

		U.S. Equity — 35.4%
3,733		JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	111,807
6,200		JPMorgan Equity Income Fund, Class R6 Shares	97,097
8,710		JPMorgan Intrepid America Fund, Class R6 Shares	335,934
3,833		JPMorgan Intrepid Growth Fund, Class R6 Shares	179,382
4,497		JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	103,206
1,825		JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	65,945
9,222		JPMorgan Large Cap Value Fund, Class R6 Shares	138,970
14,236		JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	163,576
—	(h)	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	—	(h)
727		JPMorgan Small Cap Value Fund, Class R6 Shares	22,480
—	(h)	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	—	(h)
31,838		JPMorgan U.S. Equity Fund, Class R6 Shares	496,030
856		JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	25,871
2,817		JPMorgan Value Advantage Fund, Class R6 Shares	93,423

		Total U.S. Equity	1,833,721

		Total Investment Companies (Cost $4,283,778)	5,122,007

Short-Term Investment — 1.0%
		Investment Company — 1.0%
52,803		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $52,803)	52,803

		Total Investments — 100.0% (Cost $4,336,581)	5,174,810
		Other Assets in Excess of Liabilities — 0.0% (g)	965

		NET ASSETS — 100.0%	$5,175,775

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling

1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$854,672
Aggregate gross unrealized depreciation	(16,443)

Net unrealized appreciation/depreciation	$838,229

Federal income tax cost of investments	$4,336,581

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,174,810	$—	$—	$5,174,810

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 4.3%
3,854	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	40,353
2,673	JPMorgan Research Market Neutral Fund, Class L Shares (a)	40,357
5,971	JPMorgan Systematic Alpha Fund, Class R6 Shares	91,900

	Total Alternative Assets	172,610

	Fixed Income — 64.5%
93,185	JPMorgan Core Bond Fund, Class R6 Shares	1,074,426
63,264	JPMorgan Core Plus Bond Fund, Class R6 Shares	518,130
4,890	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	39,951
18,214	JPMorgan Floating Rate Income Fund, Class R6 Shares	172,124
3,914	JPMorgan Government Bond Fund, Class R6 Shares	41,134
27,293	JPMorgan High Yield Fund, Class R6 Shares	202,516
7,968	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	82,388
31,965	JPMorgan Limited Duration Bond Fund, Class R6 Shares	319,651
6,834	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	79,688
3,588	JPMorgan Unconstrained Debt Fund, Class R6 Shares	35,633

	Total Fixed Income	2,565,641

	International Equity — 8.8%
2,937	JPMorgan Emerging Economies Fund, Class R6 Shares	36,768
1,475	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	34,894
2,420	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	48,331
2,687	JPMorgan International Equity Fund, Class R6 Shares	41,842
8,476	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	142,486
1,915	JPMorgan Intrepid European Fund, Class L Shares	46,644

	Total International Equity	350,965

	U.S. Equity — 21.3%
1,650	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	49,414
4,729	JPMorgan Equity Income Fund, Class R6 Shares	74,064
5,334	JPMorgan Intrepid America Fund, Class R6 Shares	205,734
2,235	JPMorgan Intrepid Growth Fund, Class R6 Shares	104,595
1,734	JPMorgan Large Cap Value Fund, Class R6 Shares	26,133
5,002	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	57,470
1,409	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	42,555
833	JPMorgan Small Cap Value Fund, Class R6 Shares	25,739
12,009	JPMorgan U.S. Equity Fund, Class R6 Shares	187,093
355	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	10,736
1,965	JPMorgan Value Advantage Fund, Class R6 Shares	65,157

	Total U.S. Equity	848,690

	Total Investment Companies (Cost $3,535,547)	3,937,906

Short-Term Investment — 1.0%
	Investment Company — 1.0%
38,766	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $38,766)	38,766

	Total Investments — 99.9% (Cost $3,574,313)	3,976,672
	Other Assets in Excess of Liabilities — 0.1%	3,042

	NET ASSETS — 100.0%	$3,979,714

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415,216
Aggregate gross unrealized depreciation	(12,857)

Net unrealized appreciation/depreciation	$402,359

Federal income tax cost of investments	$3,574,313

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,976,672	$—	$—	$3,976,672

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
		Alternative Assets — 3.4%
1,225		JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	11,072
2,252		JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	23,583
1,532		JPMorgan Research Market Neutral Fund, Class L Shares (a)	23,129
3,072		JPMorgan Systematic Alpha Fund, Class R6 Shares	47,272

		Total Alternative Assets	105,056

		Fixed Income — 28.5%
27,217		JPMorgan Core Bond Fund, Class R6 Shares	313,812
23,594		JPMorgan Core Plus Bond Fund, Class R6 Shares	193,237
1,900		JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,524
12,718		JPMorgan Floating Rate Income Fund, Class R6 Shares	120,183
—	(h)	JPMorgan Government Bond Fund, Class R6 Shares	– (h	)
18,048		JPMorgan High Yield Fund, Class R6 Shares	133,915
4,040		JPMorgan Inflation Managed Bond Fund, Class R6 Shares	41,775
3,255		JPMorgan Limited Duration Bond Fund, Class R6 Shares	32,551
2,392		JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	27,887

		Total Fixed Income	878,884

		International Equity — 18.3%
3,623		JPMorgan Emerging Economies Fund, Class R6 Shares	45,365
1,878		JPMorgan Emerging Markets Equity Fund, Class R6 Shares	44,429
5,413		JPMorgan Global Research Enhanced Index Fund, Select Class Shares	108,092
5,721		JPMorgan International Equity Fund, Class R6 Shares	89,073
8,991		JPMorgan International Research Enhanced Equity Fund, Select Class Shares	151,145
1,710		JPMorgan International Unconstrained Equity Fund, Class R6 Shares	31,608
3,512		JPMorgan Intrepid European Fund, Class L Shares	85,550
553		JPMorgan Latin America Fund, Class R6 Shares	7,840

		Total International Equity	563,102

		U.S. Equity — 48.8%
1,299		JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	38,918
3,587		JPMorgan Equity Income Fund, Class R6 Shares	56,170
8,559		JPMorgan Intrepid America Fund, Class R6 Shares	330,139
2,188		JPMorgan Intrepid Growth Fund, Class R6 Shares	102,396
1,319		JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	30,262
4,746		JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	171,467
12,161		JPMorgan Large Cap Value Fund, Class R6 Shares	183,260
10,549		JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	121,209
1,041		JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	31,442
1,230		JPMorgan Small Cap Value Fund, Class R6 Shares	38,025
21,614		JPMorgan U.S. Equity Fund, Class R6 Shares	336,744
301		JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	9,098
1,682		JPMorgan Value Advantage Fund, Class R6 Shares	55,766

		Total U.S. Equity	1,504,896

		Total Investment Companies (Cost $2,365,971)	3,051,938

Short-Term Investment — 1.0%
		Investment Company — 1.0%
31,023		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $31,023)	31,023

		Total Investments — 100.0% (Cost $2,396,994)	3,082,961
		Liabilities in Excess of Other Assets — 0.0% (g)	(452)

		NET ASSETS — 100.0%	$3,082,509

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$702,847
Aggregate gross unrealized depreciation	(16,880)

Net unrealized appreciation/depreciation	$685,967

Federal income tax cost of investments	$2,396,994

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,082,961	$—	$—	$3,082,961

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
		Alternative Assets — 1.4%
1,131		JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	10,227
—	(h)	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	—	(h)
1,680		JPMorgan Systematic Alpha Fund, Class R6 Shares	25,855

		Total Alternative Assets	36,082

		Fixed Income — 10.1%
9,887		JPMorgan Core Bond Fund, Class R6 Shares	113,994
3,475		JPMorgan Core Plus Bond Fund, Class R6 Shares	28,457
1,571		JPMorgan Emerging Markets Debt Fund, Class R6 Shares	12,835
2,412		JPMorgan Floating Rate Income Fund, Class R6 Shares	22,798
11,271		JPMorgan High Yield Fund, Class R6 Shares	83,629
8		JPMorgan Inflation Managed Bond Fund, Class R6 Shares	83
—	(h)	JPMorgan Unconstrained Debt Fund, Class R6 Shares	—	(h)

		Total Fixed Income	261,796

		International Equity — 23.9%
3,732		JPMorgan Emerging Economies Fund, Class R6 Shares	46,723
1,988		JPMorgan Emerging Markets Equity Fund, Class R6 Shares	47,033
3,646		JPMorgan Global Research Enhanced Index Fund, Select Class Shares	72,819
7,362		JPMorgan International Equity Fund, Class R6 Shares	114,621
10,222		JPMorgan International Research Enhanced Equity Fund, Select Class Shares	171,824
3,877		JPMorgan International Unconstrained Equity Fund, Class R6 Shares	71,646
3,347		JPMorgan Intrepid European Fund, Class L Shares	81,543
692		JPMorgan Latin America Fund, Class R6 Shares	9,812

		Total International Equity	616,021

		U.S. Equity — 63.6%
787		JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	23,557
2,884		JPMorgan Equity Income Fund, Class R6 Shares	45,170
7,810		JPMorgan Intrepid America Fund, Class R6 Shares	301,237
2,805		JPMorgan Intrepid Growth Fund, Class R6 Shares	131,287
2,073		JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	47,585
5,611		JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	202,744
17,098		JPMorgan Large Cap Value Fund, Class R6 Shares	257,666
12,498		JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	143,600
1,081		JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	32,670
1,076		JPMorgan Small Cap Value Fund, Class R6 Shares	33,260
23,025		JPMorgan U.S. Equity Fund, Class R6 Shares	358,734
511		JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	15,450
1,460		JPMorgan Value Advantage Fund, Class R6 Shares	48,417

		Total U.S. Equity	1,641,377

		Total Investment Companies (Cost $1,885,011)	2,555,276

Short-Term Investment — 1.0%
		Investment Company — 1.0%
27,096		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $27,096)	27,096

		Total Investments — 100.0% (Cost $1,912,107)	2,582,372
		Other Assets in Excess of Liabilities — 0.0% (g)	559

		NET ASSETS — 100.0%	$2,582,931

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$680,099
Aggregate gross unrealized depreciation	(9,834)

Net unrealized appreciation/depreciation	$670,265

Federal income tax cost of investments	$1,912,107

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,582,372	$—	$—	$2,582,372

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 22.0%
	Automobiles — 0.8%
354	Tesla, Inc. (a)	98,490

	Hotels, Restaurants & Leisure — 0.9%
1,348	Las Vegas Sands Corp.	76,919
594	Starbucks Corp.	34,712

		111,631

	Household Durables — 0.8%
2,113	Newell Brands, Inc.	99,689

	Internet & Direct Marketing Retail — 9.2%
803	Amazon.com, Inc. (a)	711,661
1,345	Netflix, Inc. (a)	198,745
122	Priceline Group, Inc. (The) (a)	217,691

		1,128,097

	Media — 2.9%
9,685	Comcast Corp., Class A	364,040

	Specialty Retail — 7.4%
2,995	Home Depot, Inc. (The)	439,697
2,254	Ross Stores, Inc.	148,471
1,125	Ulta Beauty, Inc. (a)	320,827

		908,995

	Total Consumer Discretionary	2,710,942

	Consumer Staples — 2.3%
	Beverages — 2.1%
655	Constellation Brands, Inc., Class A	106,075
3,232	Monster Beverage Corp. (a)	149,240

		255,315

	Tobacco — 0.2%
538	Reynolds American, Inc.	33,905

	Total Consumer Staples	289,220

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
642	Pioneer Natural Resources Co.	119,504

	Financials — 6.2%
	Banks — 0.4%
280	SVB Financial Group (a)	52,050

	Capital Markets — 5.8%
7,442	Charles Schwab Corp. (The)	303,704
2,688	Intercontinental Exchange, Inc.	160,906
2,017	Morgan Stanley	86,417
1,197	S&P Global, Inc.	156,522

		707,549

	Total Financials	759,599

	Health Care — 11.9%
	Biotechnology — 2.7%
268	Celgene Corp. (a)	33,298
680	Gilead Sciences, Inc.	46,192
407	Incyte Corp. (a)	54,430
156	Regeneron Pharmaceuticals, Inc. (a)	60,413
1,264	Vertex Pharmaceuticals, Inc. (a)	138,175

		332,508

	Health Care Equipment & Supplies — 6.2%
1,031	Becton Dickinson and Co.	189,182
7,112	Boston Scientific Corp. (a)	176,873
691	DexCom, Inc. (a)	58,514
444	Intuitive Surgical, Inc. (a)	340,236

		764,805

	Health Care Providers & Services — 1.4%
269	Humana, Inc.	55,349
696	UnitedHealth Group, Inc.	114,085

		169,434

	Life Sciences Tools & Services — 1.6%
534	Illumina, Inc. (a)	91,173
657	Thermo Fisher Scientific, Inc.	100,970

		192,143

	Total Health Care	1,458,890

	Industrials — 8.7%
	Aerospace & Defense — 0.7%
344	Northrop Grumman Corp.	81,793

	Airlines — 3.4%
5,919	Delta Air Lines, Inc.	272,033
2,694	Southwest Airlines Co.	144,808

		416,841

	Electrical Equipment — 1.4%
516	Acuity Brands, Inc.	105,162
399	Rockwell Automation, Inc.	62,128

		167,290

	Industrial Conglomerates — 2.5%
1,343	Honeywell International, Inc.	167,738
686	Roper Technologies, Inc.	141,590

		309,328

	Trading Companies & Distributors — 0.7%
717	United Rentals, Inc. (a)	89,699

	Total Industrials	1,064,951

	Information Technology — 43.1%
	Electronic Equipment, Instruments & Components — 0.4%
658	Amphenol Corp., Class A	46,816

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 11.1%
906	Alphabet, Inc., Class C (a)	751,384
3,092	Facebook, Inc., Class A (a)	439,219
559	MercadoLibre, Inc., (Argentina)	118,254
656	VeriSign, Inc. (a)	57,135

		1,365,992

	IT Services — 8.0%
3,826	Mastercard, Inc., Class A	430,276
2,704	PayPal Holdings, Inc. (a)	116,309
3,104	Vantiv, Inc., Class A (a)	199,029
2,658	Visa, Inc., Class A	236,225

		981,839

	Semiconductors & Semiconductor Equipment — 7.4%
4,905	Applied Materials, Inc.	190,812
1,434	Broadcom Ltd.	313,989
3,579	NVIDIA Corp.	389,860
165	NXP Semiconductors NV, (Netherlands) (a)	17,026

		911,687

	Software — 12.2%
5,265	Activision Blizzard, Inc.	262,533
2,193	Adobe Systems, Inc. (a)	285,349
2,010	Electronic Arts, Inc. (a)	179,899
5,324	Microsoft Corp.	350,652
1,112	salesforce.com, Inc. (a)	91,745
2,397	ServiceNow, Inc. (a)	209,701
3,489	Snap, Inc., Class A (a)	78,609
753	Splunk, Inc. (a)	46,880

		1,505,368

	Technology Hardware, Storage & Peripherals — 4.0%
3,411	Apple, Inc.	490,051

	Total Information Technology	5,301,753

	Materials — 3.3%
	Chemicals — 2.5%
1,169	Ecolab, Inc.	146,460
466	LyondellBasell Industries NV, Class A	42,531
392	Sherwin-Williams Co. (The)	121,563

		310,554

	Construction Materials — 0.8%
810	Vulcan Materials Co.	97,601

	Total Materials	408,155

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
217	Equinix, Inc.	86,680

	Total Common Stocks (Cost $7,617,114)	12,199,694

Short-Term Investment — 1.4%
	Investment Company — 1.4%
166,704	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $166,704)	166,704

	Total Investments — 100.6% (Cost $7,783,818)	12,366,398
	Liabilities in Excess of Other Assets — (0.6)%	(69,102)

	NET ASSETS — 100.0%	$12,297,296

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,619,002
Aggregate gross unrealized depreciation	(36,422)

Net unrealized appreciation/depreciation	$4,582,580

Federal income tax cost of investments	$7,783,818

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,366,398	$—	$—	$12,366,398

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 19.7%
	Auto Components — 3.2%
151	BorgWarner, Inc.	6,314
133	Delphi Automotive plc	10,665
137	Goodyear Tire & Rubber Co. (The)	4,921
139	Magna International, Inc., (Canada)	6,017
63	Tenneco, Inc.	3,939

		31,856

	Automobiles — 3.8%
464	Ford Motor Co.	5,404
934	General Motors Co.	33,009

		38,413

	Hotels, Restaurants & Leisure — 4.3%
520	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	4,185
273	Bloomin’ Brands, Inc.	5,382
216	Carnival Corp.	12,742
211	Royal Caribbean Cruises Ltd.	20,741

		43,050

	Household Durables — 4.1%
136	CalAtlantic Group, Inc.	5,082
514	DR Horton, Inc.	17,108
357	Toll Brothers, Inc. (a)	12,873
35	Whirlpool Corp.	5,928

		40,991

	Leisure Products — 1.5%
241	Brunswick Corp.	14,768

	Media — 1.4%
158	DISH Network Corp., Class A (a)	10,001
124	Twenty-First Century Fox, Inc., Class A	4,010

		14,011

	Multiline Retail — 0.6%
202	Macy’s, Inc.	5,987

	Specialty Retail — 0.8%
124	Best Buy Co., Inc.	6,070
32	Murphy USA, Inc. (a)	2,350

		8,420

	Total Consumer Discretionary	197,496

	Consumer Staples — 3.9%
	Beverages — 1.8%
115	Molson Coors Brewing Co., Class B	11,016
68	PepsiCo, Inc.	7,573

		18,589

	Food & Staples Retailing — 2.1%
43	CVS Health Corp.	3,375
212	Walgreens Boots Alliance, Inc.	17,640

		21,015

	Total Consumer Staples	39,604

	Energy — 9.6%
	Oil, Gas & Consumable Fuels — 9.6%
248	Cabot Oil & Gas Corp.	5,922
147	Diamondback Energy, Inc. (a)	15,246
139	EOG Resources, Inc.	13,550
84	EQT Corp.	5,139
102	Marathon Petroleum Corp.	5,160
225	Occidental Petroleum Corp.	14,237
83	Pioneer Natural Resources Co.	15,476
296	Suncor Energy, Inc., (Canada)	9,114
44	Tesoro Corp.	3,575
132	Valero Energy Corp.	8,770

	Total Energy	96,189

	Financials — 30.1%
	Banks — 16.6%
1,437	Bank of America Corp.	33,906
182	Barclays plc, (United Kingdom), ADR	2,045
221	BB&T Corp.	9,874
733	Citigroup, Inc.	43,832
323	Huntington Bancshares, Inc.	4,330
44	IBERIABANK Corp.	3,504
640	ING Groep NV, (Netherlands), ADR	9,664
879	KeyCorp	15,625
799	Wells Fargo & Co.	44,476

		167,256

	Capital Markets — 7.3%
40	Ameriprise Financial, Inc.	5,187
327	Bank of New York Mellon Corp. (The)	15,444
381	Charles Schwab Corp. (The)	15,553
56	Goldman Sachs Group, Inc. (The)	12,819
222	Morgan Stanley	9,493
191	State Street Corp.	15,198

		73,694

	Consumer Finance — 1.8%
154	Ally Financial, Inc.	3,129
58	Capital One Financial Corp.	5,026
102	LendingClub Corp. (a)	562

258	Synchrony Financial	8,856

		17,573

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — 1.0%
57	Berkshire Hathaway, Inc., Class B (a)	9,534

	Insurance — 3.4%
73	Arthur J Gallagher & Co.	4,133
82	Hartford Financial Services Group, Inc. (The)	3,961
100	Lincoln National Corp.	6,532
378	MetLife, Inc.	19,967

		34,593

	Total Financials	302,650

	Health Care — 12.2%
	Biotechnology — 2.7%
16	Alexion Pharmaceuticals, Inc. (a)	1,916
50	Celgene Corp. (a)	6,159
251	Gilead Sciences, Inc.	17,048
16	Vertex Pharmaceuticals, Inc. (a)	1,771

		26,894

	Health Care Equipment & Supplies — 0.7%
58	Zimmer Biomet Holdings, Inc.	7,021

	Health Care Providers & Services — 3.7%
157	Aetna, Inc.	19,987
48	Humana, Inc.	9,915
46	UnitedHealth Group, Inc.	7,463

		37,365

	Pharmaceuticals — 5.1%
67	Allergan plc	15,936
1,046	Pfizer, Inc.	35,794

		51,730

	Total Health Care	123,010

	Industrials — 10.2%
	Aerospace & Defense — 1.4%
238	Embraer SA, (Brazil), ADR (a)	5,264
173	Textron, Inc.	8,243

		13,507

	Airlines — 4.5%
266	Delta Air Lines, Inc.	12,216
254	JetBlue Airways Corp. (a)	5,239
218	Southwest Airlines Co.	11,698
186	Spirit Airlines, Inc. (a)	9,855
90	United Continental Holdings, Inc. (a)	6,383

		45,391

	Building Products — 0.8%
121	Johnson Controls International plc	5,105
95	USG Corp. (a)	3,005

		8,110

	Industrial Conglomerates — 1.4%
222	General Electric Co.	6,627
57	Honeywell International, Inc.	7,093

		13,720

	Machinery — 0.3%
39	Ingersoll-Rand plc	3,147

	Road & Rail — 1.8%
50	Canadian Pacific Railway Ltd., (Canada)	7,346
55	Kansas City Southern	4,699
61	Union Pacific Corp.	6,472

		18,517

	Total Industrials	102,392

	Information Technology — 5.4%
	Electronic Equipment, Instruments & Components — 0.8%
107	TE Connectivity Ltd.	7,947

	IT Services — 0.8%
46	International Business Machines Corp.	8,028

	Semiconductors & Semiconductor Equipment — 2.7%
93	Broadcom Ltd.	20,462
68	NXP Semiconductors NV, (Netherlands) (a)	7,007

		27,469

	Technology Hardware, Storage & Peripherals — 1.1%
40	Apple, Inc.	5,746
63	Western Digital Corp.	5,208

		10,954

	Total Information Technology	54,398

	Materials — 5.3%
	Chemicals — 3.2%
85	Dow Chemical Co. (The)	5,420
138	Eastman Chemical Co.	11,175
134	EI du Pont de Nemours & Co.	10,748
71	Westlake Chemical Corp.	4,709

		32,052

	Containers & Packaging — 0.6%
123	Crown Holdings, Inc. (a)	6,518

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 1.5%
72	Alcoa Corp.	2,466
323	Freeport-McMoRan, Inc. (a)	4,321
65	Reliance Steel & Aluminum Co.	5,201
82	United States Steel Corp.	2,756

		14,744

	Total Materials	53,314

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 1.7%
239	AT&T, Inc.	9,918
151	Verizon Communications, Inc.	7,381

		17,299

	Wireless Telecommunication Services — 0.7%
103	T-Mobile US, Inc. (a)	6,653

	Total Telecommunication Services	23,952

	Total Common Stocks (Cost $852,638)	993,005

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
36	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
8,578	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $8,578)	8,578

	Total Investments — 99.7% (Cost $861,216)	1,001,583
	Other Assets in Excess of Liabilities — 0.3%	3,440

	NET ASSETS — 100.0%	$1,005,023

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,091
Aggregate gross unrealized depreciation	(6,724)

Net unrealized appreciation/depreciation	$140,367

Federal income tax cost of investments	$861,216

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,001,583	$—	$—	(b)	$1,001,583

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
	Consumer Discretionary — 10.6%
	Auto Components — 1.1%
33	American Axle & Manufacturing Holdings, Inc. (a)	625
32	Cooper-Standard Holdings, Inc. (a)	3,583
205	Dana, Inc.	3,951
22	LCI Industries	2,216
11	Standard Motor Products, Inc.	560
9	Superior Industries International, Inc.	236

		11,171

	Automobiles — 0.3%
28	Thor Industries, Inc.	2,647
13	Winnebago Industries, Inc.	372

		3,019

	Distributors — 0.0% (g)
7	Core-Mark Holding Co., Inc.	209

	Diversified Consumer Services — 0.3%
6	Capella Education Co.	524
24	DeVry Education Group, Inc.	858
2	Graham Holdings Co., Class B	1,139
6	Sotheby’s (a)	282
5	Strayer Education, Inc.	370

		3,173

	Hotels, Restaurants & Leisure — 1.9%
9	BJ’s Restaurants, Inc. (a)	364
8	Bob Evans Farms, Inc.	486
65	Brinker International, Inc.	2,847
8	Buffalo Wild Wings, Inc. (a)	1,237
35	Cheesecake Factory, Inc. (The)	2,231
12	Cracker Barrel Old Country Store, Inc.	1,947
7	DineEquity, Inc.	403
20	Domino’s Pizza, Inc.	3,723
15	Jack in the Box, Inc.	1,505
9	Panera Bread Co., Class A (a)	2,409
10	Papa John’s International, Inc.	784
12	Ruth’s Hospitality Group, Inc.	239
19	Scientific Games Corp., Class A (a)	452
25	Texas Roadhouse, Inc.	1,098
23	Wendy’s Co. (The)	306

		20,031

	Household Durables — 1.4%
27	Helen of Troy Ltd. (a)	2,514
32	KB Home	644
97	La-Z-Boy, Inc.	2,613
2	NVR, Inc. (a)	3,348
5	Tempur Sealy International, Inc. (a)	214
53	Toll Brothers, Inc. (a)	1,928
38	TopBuild Corp. (a)	1,805
21	Tupperware Brands Corp.	1,320

		14,386

	Internet & Direct Marketing Retail — 0.1%
8	FTD Cos., Inc. (a)	163
13	HSN, Inc.	468
10	Nutrisystem, Inc.	538

		1,169

	Leisure Products — 0.6%
38	Brunswick Corp.	2,326
243	Callaway Golf Co.	2,693
9	Polaris Industries, Inc.	719
25	Vista Outdoor, Inc. (a)	515

		6,253

	Media — 1.2%
35	AMC Networks, Inc., Class A (a)	2,060
2	Cable One, Inc.	1,280
30	Cinemark Holdings, Inc.	1,335
49	Gannett Co., Inc.	411
37	John Wiley & Sons, Inc., Class A	1,985
93	Live Nation Entertainment, Inc. (a)	2,829
15	Meredith Corp.	953
11	Scholastic Corp.	464
43	Time, Inc.	838

		12,155

	Multiline Retail — 0.2%
24	Big Lots, Inc.	1,150
129	JC Penney Co., Inc. (a)	795

		1,945

	Specialty Retail — 2.5%
115	Aaron’s, Inc.	3,424
69	American Eagle Outfitters, Inc.	962
49	Caleres, Inc.	1,303
31	Cato Corp. (The), Class A	671
89	Chico’s FAS, Inc.	1,259
32	Children’s Place, Inc. (The)	3,810
28	CST Brands, Inc.	1,366
43	Dick’s Sporting Goods, Inc.	2,088
30	Express, Inc. (a)	277
21	Finish Line, Inc. (The), Class A	295
14	Francesca’s Holdings Corp. (a)	215

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
43	GameStop Corp., Class A	974
39	Group 1 Automotive, Inc.	2,908
7	Haverty Furniture Cos., Inc.	171
24	Lithia Motors, Inc., Class A	2,023
15	Murphy USA, Inc. (a)	1,094
445	Office Depot, Inc.	2,074
21	Select Comfort Corp. (a)	516
45	Tailored Brands, Inc.	666

		26,096

	Textiles, Apparel & Luxury Goods — 1.0%
29	Carter’s, Inc.	2,613
11	Deckers Outdoor Corp. (a)	675
20	Iconix Brand Group, Inc. (a)	153
39	Kate Spade & Co. (a)	913
61	Movado Group, Inc.	1,519
6	Oxford Industries, Inc.	321
41	Perry Ellis International, Inc. (a)	889
58	Skechers USA, Inc., Class A (a)	1,580
23	Steven Madden Ltd. (a)	900
36	Wolverine World Wide, Inc.	906

		10,469

	Total Consumer Discretionary	110,076

	Consumer Staples — 3.5%
	Food & Staples Retailing — 0.5%
7	Casey’s General Stores, Inc.	770
70	SpartanNash Co.	2,448
9	Sprouts Farmers Market, Inc. (a)	197
189	SUPERVALU, Inc. (a)	728
22	United Natural Foods, Inc. (a)	955

		5,098

	Food Products — 2.3%
28	B&G Foods, Inc.	1,113
66	Darling Ingredients, Inc. (a)	964
144	Dean Foods Co.	2,833
75	Flowers Foods, Inc.	1,464
29	Hain Celestial Group, Inc. (The) (a)	1,071
59	Ingredion, Inc.	7,125
6	J&J Snack Foods Corp.	772
57	Lamb Weston Holdings, Inc.	2,381
47	Post Holdings, Inc. (a)	4,148
8	Sanderson Farms, Inc.	843
13	Seneca Foods Corp., Class A (a)	457
18	WhiteWave Foods Co. (The) (a)	1,000

		24,171

	Household Products — 0.5%
17	Central Garden & Pet Co. (a)	623
85	Central Garden & Pet Co., Class A (a)	2,948
26	Energizer Holdings, Inc.	1,440

		5,011

	Personal Products — 0.1%
196	Avon Products, Inc. (a)	862
6	Medifast, Inc.	245

		1,107

	Tobacco — 0.1%
9	Universal Corp.	637

	Total Consumer Staples	36,024

	Energy — 3.1%
	Energy Equipment & Services — 1.4%
168	Archrock, Inc.	2,080
9	Bristow Group, Inc.	134
9	Dril-Quip, Inc. (a)	469
115	Ensco plc, Class A	1,032
39	Exterran Corp. (a)	1,215
46	Gulf Island Fabrication, Inc.	531
36	Helix Energy Solutions Group, Inc. (a)	284
113	Nabors Industries Ltd.	1,474
39	Newpark Resources, Inc. (a)	315
98	Noble Corp. plc	609
19	Oil States International, Inc. (a)	632
61	Patterson-UTI Energy, Inc.	1,487
31	Pioneer Energy Services Corp. (a)	126
50	Rowan Cos. plc, Class A (a)	784
126	Superior Energy Services, Inc. (a)	1,804
24	Unit Corp. (a)	570
15	US Silica Holdings, Inc.	696

		14,242

	Oil, Gas & Consumable Fuels — 1.7%
18	Bill Barrett Corp. (a)	82
5	Contango Oil & Gas Co. (a)	40
152	Denbury Resources, Inc. (a)	393
40	Energen Corp. (a)	2,156
15	Green Plains, Inc.	381
50	Gulfport Energy Corp. (a)	858
131	HollyFrontier Corp.	3,700
24	PDC Energy, Inc. (a)	1,490
101	QEP Resources, Inc. (a)	1,281
3	REX American Resources Corp. (a)	262

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
42	SM Energy Co.	997
73	SRC ENERGY, Inc. (a)	617
27	Western Refining, Inc.	947
35	World Fuel Services Corp.	1,264
220	WPX Energy, Inc. (a)	2,946

		17,414

	Total Energy	31,656

	Financials — 15.6%
	Banks — 8.0%
14	Ameris Bancorp	622
133	Associated Banc-Corp.	3,257
45	BancorpSouth, Inc.	1,360
27	Bank of Hawaii Corp.	2,235
23	Bank of the Ozarks, Inc.	1,187
7	Banner Corp.	386
32	Boston Private Financial Holdings, Inc.	525
30	Brookline Bancorp, Inc.	473
33	Cathay General Bancorp	1,248
26	Columbia Banking System, Inc.	1,019
2	Commerce Bancshares, Inc.	118
14	Community Bank System, Inc.	763
126	East West Bancorp, Inc.	6,526
316	First BanCorp, (Puerto Rico) (a)	1,783
21	First Financial Bancorp	566
52	First Horizon National Corp.	956
154	First Midwest Bancorp, Inc.	3,640
86	Fulton Financial Corp.	1,529
90	Hancock Holding Co.	4,095
58	Hanmi Financial Corp.	1,792
35	Home BancShares, Inc.	942
48	Hope Bancorp, Inc.	912
12	Independent Bank Corp.	792
16	LegacyTexas Financial Group, Inc.	618
23	MB Financial, Inc.	966
14	NBT Bancorp, Inc.	531
97	PacWest Bancorp	5,146
14	Pinnacle Financial Partners, Inc.	926
26	PrivateBancorp, Inc.	1,566
18	Signature Bank (a)	2,730
15	Simmons First National Corp., Class A	833
176	Sterling Bancorp	4,159
25	SVB Financial Group (a)	4,559
128	Synovus Financial Corp.	5,243
247	TCF Financial Corp.	4,195
54	Texas Capital Bancshares, Inc. (a)	4,490
27	Trustmark Corp.	849
15	UMB Financial Corp.	1,160
124	Umpqua Holdings Corp.	2,207
142	United Community Banks, Inc.	3,945
22	Wintrust Financial Corp.	1,536

		82,385

	Capital Markets — 2.4%
11	Donnelley Financial Solutions, Inc. (a)	212
21	Eaton Vance Corp.	935
57	Evercore Partners, Inc., Class A	4,471
17	FactSet Research Systems, Inc.	2,771
7	INTL. FCStone, Inc. (a)	266
40	Investment Technology Group, Inc.	818
56	Janus Capital Group, Inc.	735
37	Legg Mason, Inc.	1,329
15	MarketAxess Holdings, Inc.	2,737
39	MSCI, Inc.	3,810
6	Piper Jaffray Cos.	384
65	SEI Investments Co.	3,261
59	Stifel Financial Corp. (a)	2,942

		24,671

	Consumer Finance — 0.5%
19	EZCORP, Inc., Class A (a)	158
47	FirstCash, Inc.	2,286
30	Green Dot Corp., Class A (a)	984
184	SLM Corp. (a)	2,221

		5,649

	Insurance — 4.3%
6	Alleghany Corp. (a)	3,911
59	American Financial Group, Inc.	5,608
66	Aspen Insurance Holdings Ltd., (Bermuda)	3,432
37	Brown & Brown, Inc.	1,524
73	CNO Financial Group, Inc.	1,492
27	Everest Re Group Ltd.	6,234
32	First American Financial Corp.	1,257
55	Hanover Insurance Group, Inc. (The)	4,965
28	Maiden Holdings Ltd.	398
6	Navigators Group, Inc. (The)	314
211	Old Republic International Corp.	4,317

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
52	Reinsurance Group of America, Inc.	6,590
6	Safety Insurance Group, Inc.	386
22	Selective Insurance Group, Inc.	1,055
9	United Fire Group, Inc.	394
12	Universal Insurance Holdings, Inc.	299
37	WR Berkley Corp.	2,597

		44,773

	Thrifts & Mortgage Finance — 0.4%
18	BofI Holding, Inc. (a)	465
31	Dime Community Bancshares, Inc.	629
34	New York Community Bancorp, Inc.	481
22	Provident Financial Services, Inc.	558
179	TrustCo Bank Corp.	1,405
12	Walker & Dunlop, Inc. (a)	505

		4,043

	Total Financials	161,521

	Health Care — 9.6%
	Biotechnology — 1.3%
58	Acorda Therapeutics, Inc. (a)	1,216
47	AMAG Pharmaceuticals, Inc. (a)	1,064
46	Bioverativ, Inc. (a)	2,516
7	Emergent BioSolutions, Inc. (a)	212
228	Momenta Pharmaceuticals, Inc. (a)	3,039
39	United Therapeutics Corp. (a)	5,222

		13,269

	Health Care Equipment & Supplies — 3.4%
7	ABIOMED, Inc. (a)	927
32	Align Technology, Inc. (a)	3,659
44	AngioDynamics, Inc. (a)	770
11	CryoLife, Inc. (a)	180
23	Haemonetics Corp. (a)	917
67	Halyard Health, Inc. (a)	2,548
67	Hill-Rom Holdings, Inc.	4,744
3	Inogen, Inc. (a)	202
12	Integer Holdings Corp. (a)	491
144	Invacare Corp.	1,709
19	LivaNova plc (a)	917
50	Masimo Corp. (a)	4,644
14	Natus Medical, Inc. (a)	565
20	NuVasive, Inc. (a)	1,524
58	ResMed, Inc.	4,153
37	STERIS plc	2,542
18	Teleflex, Inc.	3,448
16	Varex Imaging Corp. (a)	544
3	West Pharmaceutical Services, Inc.	269

		34,753

	Health Care Providers & Services — 3.1%
20	AMN Healthcare Services, Inc. (a)	831
13	BioTelemetry, Inc. (a)	373
46	Community Health Systems, Inc. (a)	407
31	Cross Country Healthcare, Inc. (a)	449
38	HealthSouth Corp.	1,605
31	Kindred Healthcare, Inc.	257
18	LifePoint Health, Inc. (a)	1,153
40	Magellan Health, Inc. (a)	2,753
38	MEDNAX, Inc. (a)	2,621
38	Molina Healthcare, Inc. (a)	1,723
98	Owens & Minor, Inc.	3,398
63	PharMerica Corp. (a)	1,472
106	Quorum Health Corp. (a)	575
154	Select Medical Holdings Corp. (a)	2,061
67	VCA, Inc. (a)	6,137
41	WellCare Health Plans, Inc. (a)	5,749

		31,564

	Health Care Technology — 0.3%
174	Allscripts Healthcare Solutions, Inc. (a)	2,206
37	HMS Holdings Corp. (a)	761
22	Quality Systems, Inc. (a)	329

		3,296

	Life Sciences Tools & Services — 0.4%
12	Albany Molecular Research, Inc. (a)	161
13	Cambrex Corp. (a)	721
23	Charles River Laboratories International, Inc. (a)	2,069
15	Luminex Corp.	276
23	PAREXEL International Corp. (a)	1,473

		4,700

	Pharmaceuticals — 1.1%
76	Akorn, Inc. (a)	1,835
82	Amphastar Pharmaceuticals, Inc. (a)	1,182
53	Catalent, Inc. (a)	1,501
20	Depomed, Inc. (a)	247
224	Impax Laboratories, Inc. (a)	2,835
61	Medicines Co. (The) (a)	2,968
20	Prestige Brands Holdings, Inc. (a)	1,126

		11,694

	Total Health Care	99,276

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 16.2%
	Aerospace & Defense — 1.3%
12	AAR Corp.	396
26	Aerojet Rocketdyne Holdings, Inc. (a)	558
3	B/E Aerospace, Inc.	182
18	Curtiss-Wright Corp.	1,661
8	Engility Holdings, Inc. (a)	230
37	Huntington Ingalls Industries, Inc.	7,460
24	Moog, Inc., Class A (a)	1,622
14	Orbital ATK, Inc.	1,363

		13,472

	Air Freight & Logistics — 0.4%
80	Hub Group, Inc., Class A (a)	3,691

	Airlines — 0.6%
5	Allegiant Travel Co.	866
23	Hawaiian Holdings, Inc. (a)	1,050
178	JetBlue Airways Corp. (a)	3,658
32	SkyWest, Inc.	1,082

		6,656

	Building Products — 1.2%
6	American Woodmark Corp. (a)	551
104	AO Smith Corp.	5,331
13	Gibraltar Industries, Inc. (a)	544
22	Lennox International, Inc.	3,607
28	Universal Forest Products, Inc.	2,748

		12,781

	Commercial Services & Supplies — 2.2%
23	ABM Industries, Inc.	1,011
76	Brink’s Co. (The)	4,046
41	Copart, Inc. (a)	2,533
85	Essendant, Inc.	1,292
24	Herman Miller, Inc.	762
17	HNI Corp.	791
27	Interface, Inc.	516
88	LSC Communications, Inc.	2,209
14	Matthews International Corp., Class A	913
75	Pitney Bowes, Inc.	986
80	RR Donnelley & Sons Co.	974
108	Tetra Tech, Inc.	4,431
51	Viad Corp.	2,312

		22,776

	Construction & Engineering — 1.7%
126	AECOM (a)	4,483
92	Aegion Corp. (a)	2,118
15	Comfort Systems USA, Inc.	536
57	EMCOR Group, Inc.	3,592
165	KBR, Inc.	2,482
76	MYR Group, Inc. (a)	3,116
10	Orion Group Holdings, Inc. (a)	77
9	Valmont Industries, Inc.	1,415

		17,819

	Electrical Equipment — 1.3%
59	EnerSys	4,667
123	General Cable Corp.	2,210
22	Hubbell, Inc.	2,603
5	Powell Industries, Inc.	165
56	Regal Beloit Corp.	4,225

		13,870

	Industrial Conglomerates — 0.6%
49	Carlisle Cos., Inc.	5,249
14	Raven Industries, Inc.	398

		5,647

	Machinery — 3.5%
34	AGCO Corp.	2,017
75	Barnes Group, Inc.	3,861
17	Briggs & Stratton Corp.	384
64	Crane Co.	4,813
25	Federal Signal Corp.	340
60	Greenbrier Cos., Inc. (The)	2,577
36	Harsco Corp. (a)	456
26	IDEX Corp.	2,412
85	ITT, Inc.	3,475
31	Kennametal, Inc.	1,232
11	Lincoln Electric Holdings, Inc.	990
6	Lydall, Inc. (a)	344
23	Mueller Industries, Inc.	801
31	Oshkosh Corp.	2,119
15	SPX Corp. (a)	376
16	SPX FLOW, Inc. (a)	562
5	Standex International Corp.	531
76	Terex Corp.	2,386
32	Timken Co. (The)	1,458
45	Toro Co. (The)	2,817
63	Trinity Industries, Inc.	1,662

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
8	Wabtec Corp.	650
4	Watts Water Technologies, Inc., Class A	281

		36,544

	Marine — 0.1%
19	Matson, Inc.	594

	Professional Services — 1.9%
13	CEB, Inc.	996
19	FTI Consulting, Inc. (a)	777
86	Heidrick & Struggles International, Inc.	2,274
40	Insperity, Inc.	3,546
13	Kelly Services, Inc., Class A	289
58	ManpowerGroup, Inc.	5,937
20	Navigant Consulting, Inc. (a)	455
21	On Assignment, Inc. (a)	1,019
50	Resources Connection, Inc.	831
94	TrueBlue, Inc. (a)	2,564
6	WageWorks, Inc. (a)	441

		19,129

	Road & Rail — 0.5%
80	ArcBest Corp.	2,083
34	Landstar System, Inc.	2,901
9	Saia, Inc. (a)	407

		5,391

	Trading Companies & Distributors — 0.9%
17	Applied Industrial Technologies, Inc.	1,039
5	DXP Enterprises, Inc. (a)	205
20	MSC Industrial Direct Co., Inc., Class A	2,004
152	NOW, Inc. (a)	2,585
29	Veritiv Corp. (a)	1,502
10	Watsco, Inc.	1,503

		8,838

	Total Industrials	167,208

	Information Technology — 17.1%
	Communications Equipment — 0.9%
72	ARRIS International plc (a)	1,896
31	Bel Fuse, Inc., Class B	796
14	Black Box Corp.	121
48	Ciena Corp. (a)	1,133
57	Digi International, Inc. (a)	683
14	InterDigital, Inc.	1,174
19	Ixia (a)	379
14	NETGEAR, Inc. (a)	696
18	Plantronics, Inc.	958
101	Viavi Solutions, Inc. (a)	1,087

		8,923

	Electronic Equipment, Instruments & Components — 5.3%
43	Anixter International, Inc. (a)	3,434
97	Arrow Electronics, Inc. (a)	7,102
120	Avnet, Inc.	5,507
17	Belden, Inc.	1,143
100	Benchmark Electronics, Inc. (a)	3,171
10	Coherent, Inc. (a)	1,993
6	II-VI, Inc. (a)	214
29	Insight Enterprises, Inc. (a)	1,200
16	Itron, Inc. (a)	971
78	Jabil Circuit, Inc.	2,250
114	Keysight Technologies, Inc. (a)	4,134
9	Littelfuse, Inc.	1,409
69	Methode Electronics, Inc.	3,157
58	Plexus Corp. (a)	3,329
7	Rogers Corp. (a)	558
63	Sanmina Corp. (a)	2,566
5	ScanSource, Inc. (a)	196
18	SYNNEX Corp.	1,970
34	Tech Data Corp. (a)	3,193
85	Trimble, Inc. (a)	2,713
88	TTM Technologies, Inc. (a)	1,423
57	Vishay Intertechnology, Inc.	936
22	Zebra Technologies Corp., Class A (a)	1,998

		54,567

	Internet Software & Services — 0.8%
17	Blucora, Inc. (a)	296
18	comScore, Inc. (a)	384
21	j2 Global, Inc.	1,720
129	LivePerson, Inc. (a)	886
19	LogMeIn, Inc.	1,891
23	NIC, Inc.	467
51	QuinStreet, Inc. (a)	198
6	Stamps.com, Inc. (a)	746
35	WebMD Health Corp. (a)	1,849

		8,437

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 3.8%
93	Broadridge Financial Solutions, Inc.	6,299
28	CACI International, Inc., Class A (a)	3,286
19	Cardtronics plc, Class A (a)	887
130	Computer Sciences Corp.	8,999
39	Convergys Corp.	827
36	CoreLogic, Inc. (a)	1,458
35	DST Systems, Inc.	4,275
39	ExlService Holdings, Inc. (a)	1,864
14	Gartner, Inc. (a)	1,479
97	Leidos Holdings, Inc.	4,945
10	ManTech International Corp., Class A	339
22	NeuStar, Inc., Class A (a)	723
13	Perficient, Inc. (a)	219
19	Science Applications International Corp.	1,429
85	Sykes Enterprises, Inc. (a)	2,507

		39,536

	Semiconductors & Semiconductor Equipment — 2.4%
9	Advanced Energy Industries, Inc. (a)	624
21	Advanced Micro Devices, Inc. (a)	311
9	Cabot Microelectronics Corp.	724
26	Cirrus Logic, Inc. (a)	1,568
70	Cohu, Inc.	1,290
8	Cree, Inc. (a)	200
57	Integrated Device Technology, Inc. (a)	1,352
206	Kulicke & Soffa Industries, Inc., (Singapore) (a)	4,187
55	Microsemi Corp. (a)	2,834
4	MKS Instruments, Inc.	266
46	Nanometrics, Inc. (a)	1,414
80	Rudolph Technologies, Inc. (a)	1,794
39	Semtech Corp. (a)	1,332
15	Synaptics, Inc. (a)	728
185	Teradyne, Inc.	5,750
11	Ultratech, Inc. (a)	319

		24,693

	Software — 3.3%
34	8x8, Inc. (a)	522
51	ACI Worldwide, Inc. (a)	1,080
24	ANSYS, Inc. (a)	2,533
15	Bottomline Technologies de, Inc. (a)	352
136	Cadence Design Systems, Inc. (a)	4,284
32	CDK Global, Inc.	2,093
39	CommVault Systems, Inc. (a)	1,986
15	Fair Isaac Corp.	1,890
70	Fortinet, Inc. (a)	2,673
30	Manhattan Associates, Inc. (a)	1,541
16	MicroStrategy, Inc., Class A (a)	3,052
84	Progress Software Corp.	2,454
46	PTC, Inc. (a)	2,407
10	Qualys, Inc. (a)	368
16	Synchronoss Technologies, Inc. (a)	381
94	Take-Two Interactive Software, Inc. (a)	5,557
82	TiVo Corp.	1,534

		34,707

	Technology Hardware, Storage & Peripherals — 0.6%
46	3D Systems Corp. (a)	681
116	NCR Corp. (a)	5,303

		5,984

	Total Information Technology	176,847

	Materials — 7.5%
	Chemicals — 3.6%
45	A Schulman, Inc.	1,400
11	AdvanSix, Inc. (a)	301
12	American Vanguard Corp.	204
14	Ashland Global Holdings, Inc.	1,718
52	Cabot Corp.	3,136
90	Chemours Co. (The)	3,469
45	FutureFuel Corp.	635
21	HB Fuller Co.	1,083
25	Ingevity Corp. (a)	1,521
49	Innophos Holdings, Inc.	2,645
51	Innospec, Inc.	3,322
47	Koppers Holdings, Inc. (a)	1,990
16	Minerals Technologies, Inc.	1,213
67	Olin Corp.	2,211
35	PolyOne Corp.	1,203
17	Rayonier Advanced Materials, Inc.	223
81	RPM International, Inc.	4,446
18	Scotts Miracle-Gro Co. (The)	1,672
37	Stepan Co.	2,890
14	Valspar Corp. (The)	1,537

		36,819

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.3%
20	Eagle Materials, Inc.	1,933
30	Headwaters, Inc. (a)	693
5	US Concrete, Inc. (a)	342

		2,968

	Containers & Packaging — 1.2%
7	AptarGroup, Inc.	570
21	Bemis Co., Inc.	1,045
48	Greif, Inc., Class A	2,633
66	Owens-Illinois, Inc. (a)	1,341
60	Packaging Corp. of America	5,493
8	Silgan Holdings, Inc.	487
25	Sonoco Products Co.	1,333

		12,902

	Metals & Mining — 1.8%
190	AK Steel Holding Corp. (a)	1,363
8	Carpenter Technology Corp.	291
100	Commercial Metals Co.	1,912
8	Kaiser Aluminum Corp.	604
55	Reliance Steel & Aluminum Co.	4,416
11	Royal Gold, Inc.	799
129	Steel Dynamics, Inc.	4,489
28	SunCoke Energy, Inc. (a)	252
99	United States Steel Corp.	3,334
20	Worthington Industries, Inc.	881

		18,341

	Paper & Forest Products — 0.6%
16	Boise Cascade Co. (a)	438
26	Domtar Corp.	938
19	KapStone Paper and Packaging Corp.	433
62	Louisiana-Pacific Corp. (a)	1,539
8	Neenah Paper, Inc.	560
64	Schweitzer-Mauduit International, Inc.	2,656

		6,564

	Total Materials	77,594

	Real Estate — 8.7%
	Equity Real Estate Investment Trusts (REITs) — 8.0%
18	Acadia Realty Trust	536
15	American Assets Trust, Inc.	607
87	American Campus Communities, Inc.	4,157
37	Camden Property Trust	2,941
60	Care Capital Properties, Inc.	1,607
21	Chesapeake Lodging Trust	510
51	CoreCivic, Inc.	1,606
15	CoreSite Realty Corp.	1,315
113	Corporate Office Properties Trust	3,752
114	Cousins Properties, Inc.	942
28	DCT Industrial Trust, Inc.	1,333
178	DiamondRock Hospitality Co.	1,985
75	Douglas Emmett, Inc.	2,880
128	Duke Realty Corp.	3,352
4	EastGroup Properties, Inc.	276
19	EPR Properties	1,400
48	First Industrial Realty Trust, Inc.	1,270
29	Franklin Street Properties Corp.	354
88	GEO Group, Inc. (The)	4,085
11	Getty Realty Corp.	272
16	Government Properties Income Trust	325
24	Healthcare Realty Trust, Inc.	764
76	Highwoods Properties, Inc.	3,710
145	Hospitality Properties Trust	4,564
38	Kilroy Realty Corp.	2,765
122	Kite Realty Group Trust	2,613
46	Liberty Property Trust	1,781
12	Life Storage, Inc.	1,024
108	Mack-Cali Realty Corp.	2,915
16	Medical Properties Trust, Inc.	205
14	Parkway, Inc.	283
16	Potlatch Corp.	736
31	PS Business Parks, Inc.	3,518
134	Rayonier, Inc.	3,783
40	Retail Opportunity Investments Corp.	835
5	Saul Centers, Inc.	295
181	Senior Housing Properties Trust	3,675
233	Summit Hotel Properties, Inc.	3,719
38	Tanger Factory Outlet Centers, Inc.	1,239
54	Taubman Centers, Inc.	3,564
102	Uniti Group, Inc.	2,626
203	Washington Prime Group, Inc.	1,768
19	Weingarten Realty Investors	627

		82,514

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.7%
19	Alexander & Baldwin, Inc.	856
13	Forestar Group, Inc. (a)	176
46	HFF, Inc., Class A	1,267
38	Jones Lang LaSalle, Inc.	4,195
7	RE/MAX Holdings, Inc., Class A	422

		6,916

	Total Real Estate	89,430

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.0% (g)
4	ATN International, Inc.	310

	Wireless Telecommunication Services — 0.4%
37	Spok Holdings, Inc.	703
110	Telephone & Data Systems, Inc.	2,913

		3,616

	Total Telecommunication Services	3,926

	Utilities — 4.6%
	Electric Utilities — 1.9%
31	ALLETE, Inc.	2,126
34	El Paso Electric Co.	1,737
122	Great Plains Energy, Inc.	3,561
80	Hawaiian Electric Industries, Inc.	2,662
36	IDACORP, Inc.	2,992
157	OGE Energy Corp.	5,482
11	Westar Energy, Inc.	597

		19,157

	Gas Utilities — 1.7%
84	Atmos Energy Corp.	6,632
18	National Fuel Gas Co.	1,063
5	New Jersey Resources Corp.	195
21	Southwest Gas Holdings, Inc.	1,721
3	Spire, Inc.	169
153	UGI Corp.	7,571
4	WGL Holdings, Inc.	297

		17,648

	Multi-Utilities — 0.9%
37	Avista Corp.	1,430
94	MDU Resources Group, Inc.	2,570
18	NorthWestern Corp.	1,077
77	Vectren Corp.	4,535

		9,612

	Water Utilities — 0.1%
16	American States Water Co.	693

	Total Utilities	47,110

	Total Common Stocks (Cost $687,370)	1,000,668

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
18	Gerber Scientific, Inc. (a) (Cost $—)	—	(h)

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
33,937	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $33,937)	33,937

	Total Investments — 100.2% (Cost $721,307)	1,034,605
	Liabilities in Excess of Other Assets — (0.2)%	(2,092)

	NET ASSETS — 100.0%	$1,032,513

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
92	E-mini Russell 2000	06/16/17	USD	$6,368	$119
111	S&P Midcap 400	06/16/17	USD	19,072	197

					$316

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,461
Aggregate gross unrealized depreciation	(21,163)

Net unrealized appreciation/depreciation	$313,298

Federal income tax cost of investments	$721,307

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,034,605	$—	$—	(b)	$1,034,605

Appreciation in Other Financial Instruments
Futures Contracts	$316	$—	$—		$316

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	Consumer Discretionary — 19.2%
	Automobiles — 1.2%
53	Tesla, Inc. (a)	14,791
218	Thor Industries, Inc.	20,918

		35,709

	Distributors — 1.1%
1,081	LKQ Corp. (a)	31,632

	Hotels, Restaurants & Leisure — 5.2%
728	Aramark	26,830
503	Hilton Grand Vacations, Inc. (a)	14,407
858	Hilton Worldwide Holdings, Inc.	50,144
487	Norwegian Cruise Line Holdings Ltd. (a)	24,729
601	Red Rock Resorts, Inc., Class A	13,323
115	Vail Resorts, Inc.	22,049

		151,482

	Household Durables — 3.0%
383	Mohawk Industries, Inc. (a)	87,888

	Internet & Direct Marketing Retail — 0.6%
394	Wayfair, Inc., Class A (a)	15,963

	Multiline Retail — 2.2%
592	Dollar General Corp.	41,261
477	Nordstrom, Inc.	22,214

		63,475

	Specialty Retail — 4.5%
186	O’Reilly Automotive, Inc. (a)	50,235
727	Ross Stores, Inc.	47,906
115	Ulta Beauty, Inc. (a)	32,763

		130,904

	Textiles, Apparel & Luxury Goods — 1.4%
993	Gildan Activewear, Inc., (Canada)	26,844
251	VF Corp.	13,781

		40,625

	Total Consumer Discretionary	557,678

	Consumer Staples — 2.0%
	Beverages — 0.5%
311	Monster Beverage Corp. (a)	14,344

	Food & Staples Retailing — 0.8%
206	Casey’s General Stores, Inc.	23,112

	Food Products — 0.7%
343	Tyson Foods, Inc., Class A	21,142

	Total Consumer Staples	58,598

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
270	Concho Resources, Inc. (a)	34,655
600	Range Resources Corp.	17,463

	Total Energy	52,118

	Financials — 8.6%
	Banks — 3.5%
273	Comerica, Inc.	18,709
580	East West Bancorp, Inc.	29,926
275	First Republic Bank	25,751
194	Signature Bank (a)	28,810

		103,196

	Capital Markets — 5.1%
210	Affiliated Managers Group, Inc.	34,446
510	Lazard Ltd., Class A	23,477
408	Nasdaq, Inc.	28,322
264	S&P Global, Inc.	34,506
705	TD Ameritrade Holding Corp.	27,386

		148,137

	Total Financials	251,333

	Health Care — 14.2%
	Biotechnology — 4.3%
389	ACADIA Pharmaceuticals, Inc. (a)	13,388
327	BioMarin Pharmaceutical, Inc. (a)	28,713
158	Incyte Corp. (a)	21,133
135	Intercept Pharmaceuticals, Inc. (a)	15,310
305	Kite Pharma, Inc. (a)	23,932
207	Vertex Pharmaceuticals, Inc. (a)	22,689

		125,165

	Health Care Equipment & Supplies — 2.1%
425	DENTSPLY SIRONA, Inc.	26,544
154	Edwards Lifesciences Corp. (a)	14,524
27	Intuitive Surgical, Inc. (a)	20,618

		61,686

	Health Care Providers & Services — 3.6%
978	Acadia Healthcare Co., Inc. (a)	42,638
147	Centene Corp. (a)	10,504
123	Humana, Inc.	25,414
816	Premier, Inc., Class A (a)	25,989

		104,545

	Health Care Technology — 0.7%
410	Veeva Systems, Inc., Class A (a)	21,012

	Life Sciences Tools & Services — 2.2%
257	Illumina, Inc. (a)	43,799
707	Patheon NV (a)	18,620

		62,419

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.3%
1,020	Horizon Pharma plc (a)	15,075
161	Jazz Pharmaceuticals plc (a)	23,420

		38,495

	Total Health Care	413,322

	Industrials — 18.3%
	Aerospace & Defense — 0.6%
247	HEICO Corp., Class A	18,525

	Airlines — 1.3%
721	Southwest Airlines Co.	38,734

	Building Products — 2.8%
679	Fortune Brands Home & Security, Inc.	41,317
236	Lennox International, Inc.	39,555

		80,872

	Commercial Services & Supplies — 2.9%
953	Waste Connections, Inc., (Canada)	84,088

	Electrical Equipment — 1.4%
198	Acuity Brands, Inc.	40,479

	Industrial Conglomerates — 0.8%
208	Carlisle Cos., Inc.	22,126

	Machinery — 4.3%
219	Middleby Corp. (The) (a)	29,917
295	Oshkosh Corp.	20,227
315	Stanley Black & Decker, Inc.	41,907
290	WABCO Holdings, Inc. (a)	34,052

		126,103

	Professional Services — 1.4%
298	Equifax, Inc.	40,789

	Road & Rail — 0.9%
298	Old Dominion Freight Line, Inc.	25,500

	Trading Companies & Distributors — 1.9%
753	HD Supply Holdings, Inc. (a)	30,987
190	United Rentals, Inc. (a)	23,697

		54,684

	Total Industrials	531,900

	Information Technology — 26.8%
	Communications Equipment — 2.6%
222	Arista Networks, Inc. (a)	29,420
212	Harris Corp.	23,641
211	Palo Alto Networks, Inc. (a)	23,766

		76,827

	Electronic Equipment, Instruments & Components — 3.0%
754	Amphenol Corp., Class A	53,693
1,185	Corning, Inc.	31,998

		85,691

	Internet Software & Services — 1.8%
82	CoStar Group, Inc. (a)	17,070
892	GoDaddy, Inc., Class A (a)	33,796

		50,866

	IT Services — 4.7%
404	Gartner, Inc. (a)	43,636
362	Global Payments, Inc.	29,230
1,013	Vantiv, Inc., Class A (a)	64,982

		137,848

	Semiconductors & Semiconductor Equipment — 7.0%
1,410	Advanced Micro Devices, Inc. (a)	20,520
824	Applied Materials, Inc.	32,054
79	Broadcom Ltd.	17,392
435	Cavium, Inc. (a)	31,151
251	Lam Research Corp.	32,204
652	NVIDIA Corp.	71,022

		204,343

	Software — 7.7%
575	Atlassian Corp. plc, (Australia), Class A (a)	17,218
935	Electronic Arts, Inc. (a)	83,666
350	Guidewire Software, Inc. (a)	19,689
361	ServiceNow, Inc. (a)	31,583
483	Splunk, Inc. (a)	30,088
371	Take-Two Interactive Software, Inc. (a)	22,013
247	Workday, Inc., Class A (a)	20,605

		224,862

	Total Information Technology	780,437

	Materials — 2.4%
	Construction Materials — 2.4%
377	Eagle Materials, Inc.	36,586
279	Vulcan Materials Co.	33,585

	Total Materials	70,171

	Real Estate — 1.5%
	Real Estate Management & Development — 1.5%
1,239	CBRE Group, Inc., Class A (a)	43,116

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Total Common Stocks (Cost $2,142,606)	2,758,673

Master Limited Partnership — 0.9%
	Financials — 0.9%
	Capital Markets — 0.9%
562	Oaktree Capital Group LLC (Cost $26,709)	25,477

Short-Term Investment — 4.4%
	Investment Company — 4.4%
128,650	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $128,650)	128,650

	Total Investments — 100.1% (Cost $2,297,965)	2,912,800
	Liabilities in Excess of Other Assets — (0.1)%	(3,506)

	NET ASSETS — 100.0%	$2,909,294

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$681,334
Aggregate gross unrealized depreciation	(66,499)
Net unrealized appreciation/depreciation	$614,835

Federal income tax cost of investments	$2,297,965

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,912,800	$—	$—	$2,912,800

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.2%
		Common Stocks — 88.1%
		Consumer Discretionary — 13.8%
		Automobiles — 0.6%
24		General Motors Co.	839

		Hotels, Restaurants & Leisure — 5.1%
10		Darden Restaurants, Inc.	812
12		Dunkin’ Brands Group, Inc.	649
24		Hyatt Hotels Corp., Class A (a)	1,269
51		International Game Technology plc	1,219
8		Las Vegas Sands Corp.	462
23		Restaurant Brands International, Inc., (Canada)	1,260
52		Wendy’s Co. (The)	713
5		Wyndham Worldwide Corp.	390

			6,774

		Household Durables — 2.0%
15		DR Horton, Inc. (j)	511
—	(h)	NVR, Inc. (a) (j)	1,001
18		Tupperware Brands Corp.	1,138

			2,650

		Media — 1.5%
4		CBS Corp. (Non-Voting), Class B	297
13		Sinclair Broadcast Group, Inc., Class A	511
242		Sirius XM Holdings, Inc.	1,246

			2,054

		Multiline Retail — 1.4%
10		Dillard’s, Inc., Class A	509
25		Kohl’s Corp.	988
11		Macy’s, Inc.	327

			1,824

		Specialty Retail — 2.1%
10		Bed Bath & Beyond, Inc.	394
26		Best Buy Co., Inc. (j)	1,263
127		Staples, Inc. (j)	1,114

			2,771

		Textiles, Apparel & Luxury Goods — 1.1%
10		Michael Kors Holdings Ltd. (a)	395
10		PVH Corp.	1,068

			1,463

		Total Consumer Discretionary	18,375

		Consumer Staples — 6.1%
		Food & Staples Retailing — 1.5%
16		Sysco Corp.	855
15		Wal-Mart Stores, Inc.	1,089

			1,944

		Food Products — 3.2%
9		Conagra Brands, Inc.	382
3		JM Smucker Co. (The)	449
58		Pilgrim’s Pride Corp. (j)	1,294
3		Post Holdings, Inc. (a)	289
—	(h)	Seaboard Corp.	626
20		Tyson Foods, Inc., Class A	1,257

			4,297

		Household Products — 0.6%
15		Energizer Holdings, Inc.	833

		Personal Products — 0.8%
19		Nu Skin Enterprises, Inc., Class A	1,043

		Total Consumer Staples	8,117

		Energy — 1.9%
		Energy Equipment & Services — 0.9%
4		Baker Hughes, Inc.	211
38		Ensco plc, Class A	336
18		Superior Energy Services, Inc. (a)	263
9		TechnipFMC plc, (United Kingdom) (a)	294

			1,104

		Oil, Gas & Consumable Fuels — 1.0%
23		Devon Energy Corp.	958
20		Marathon Oil Corp.	312
1		Valero Energy Corp.	91

			1,361

		Total Energy	2,465

		Financials — 3.4%
		Banks — 1.7%
8		BOK Financial Corp.	595
19		Popular, Inc., (Puerto Rico)	780
22		Synovus Financial Corp.	910

			2,285

		Capital Markets — 0.9%
3		Morgan Stanley	133
10		MSCI, Inc.	962

			1,095

		Consumer Finance — 0.3%
29		Navient Corp.	426

		Mortgage Real Estate Investment Trusts (REITs) — 0.4%
59		Two Harbors Investment Corp.	562

		Thrifts & Mortgage Finance — 0.1%
14		MGIC Investment Corp. (a)	146

		Total Financials	4,514

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Health Care — 12.3%
	Biotechnology — 2.9%
7	Amgen, Inc. (j)	1,190
2	Biogen, Inc. (a)	492
1	Bioverativ, Inc. (a)	48
17	Gilead Sciences, Inc. (j)	1,175
8	United Therapeutics Corp. (a)	1,030

		3,935

	Health Care Equipment & Supplies — 2.2%
22	Hill-Rom Holdings, Inc.	1,543
31	Hologic, Inc. (a) (j)	1,339

		2,882

	Health Care Providers & Services — 5.3%
10	Aetna, Inc.	1,333
17	Express Scripts Holding Co. (a) (j)	1,135
7	Humana, Inc.	1,360
3	Laboratory Corp. of America Holdings (a)	491
2	McKesson Corp.	334
4	Molina Healthcare, Inc. (a)	160
6	Quest Diagnostics, Inc.	545
3	UnitedHealth Group, Inc.	431
9	WellCare Health Plans, Inc. (a)	1,199

		6,988

	Pharmaceuticals — 1.9%
1	Allergan plc	323
28	Endo International plc (a)	310
21	Horizon Pharma plc (a)	314
18	Mallinckrodt plc (a)	807
23	Pfizer, Inc. (j)	778

		2,532

	Total Health Care	16,337

	Industrials — 13.6%
	Aerospace & Defense — 1.2%
13	Curtiss-Wright Corp.	1,170
3	L3 Technologies, Inc.	422

		1,592

	Airlines — 1.4%
4	Copa Holdings SA, (Panama), Class A	500
16	Delta Air Lines, Inc. (j)	754
8	United Continental Holdings, Inc. (a)	558

		1,812

	Commercial Services & Supplies — 0.7%
71	Pitney Bowes, Inc. (j)	931

	Construction & Engineering — 1.4%
23	Chicago Bridge & Iron Co. NV	705
22	Jacobs Engineering Group, Inc.	1,220

		1,925

	Electrical Equipment — 2.2%
6	Emerson Electric Co.	341
17	EnerSys	1,307
17	Regal Beloit Corp.	1,286

		2,934

	Machinery — 2.4%
36	Allison Transmission Holdings, Inc. (j)	1,296
9	Parker-Hannifin Corp.	1,423
9	Timken Co. (The)	402

		3,121

	Professional Services — 1.2%
5	Dun & Bradstreet Corp. (The)	537
10	ManpowerGroup, Inc.	1,013

		1,550

	Road & Rail — 1.2%
15	Landstar System, Inc.	1,302
14	Swift Transportation Co. (a)	285

		1,587

	Trading Companies & Distributors — 1.9%
10	United Rentals, Inc. (a) (j)	1,300
18	WESCO International, Inc. (a)	1,264

		2,564

	Total Industrials	18,016

	Information Technology — 25.3%
	Communications Equipment — 1.7%
22	Cisco Systems, Inc. (j)	755
15	CommScope Holding Co., Inc. (a)	630
6	F5 Networks, Inc. (a)	848

		2,233

	Electronic Equipment, Instruments & Components — 0.8%
41	Corning, Inc. (j)	1,094

	Internet Software & Services — 2.6%
15	eBay, Inc. (a) (j)	513
15	InterActiveCorp (a)	1,097

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Internet Software & Services — continued
4	j2 Global, Inc.	304
10	LogMeIn, Inc.	970
7	VeriSign, Inc. (a) (j)	590

		3,474

	IT Services — 5.8%
18	Computer Sciences Corp.	1,253
40	CSRA, Inc.	1,169
77	First Data Corp., Class A (a)	1,190
7	International Business Machines Corp.	1,293
4	Science Applications International Corp.	292
40	Teradata Corp. (a)	1,249
57	Western Union Co. (The)	1,154

		7,600

	Semiconductors & Semiconductor Equipment — 4.1%
15	Applied Materials, Inc.	576
11	Lam Research Corp. (j)	1,461
31	Marvell Technology Group Ltd., (Bermuda)	470
22	ON Semiconductor Corp. (a)	348
22	QUALCOMM, Inc.	1,248
41	Teradyne, Inc.	1,289

		5,392

	Software — 7.1%
38	CA, Inc.	1,202
37	Cadence Design Systems, Inc. (a)	1,155
14	Citrix Systems, Inc. (a)	1,153
17	Microsoft Corp. (j)	1,129
75	Nuance Communications, Inc. (a) (j)	1,300
3	Snap, Inc., Class A (a)	64
39	Symantec Corp. (j)	1,210
13	Take-Two Interactive Software, Inc. (a)	750
11	TiVo Corp.	205
14	VMware, Inc., Class A (a)	1,276

		9,444

	Technology Hardware, Storage & Peripherals — 3.2%
81	HP, Inc.	1,456
32	NCR Corp. (a)	1,456
32	NetApp, Inc.	1,359

		4,271

	Total Information Technology	33,508

	Materials — 4.3%
	Chemicals — 1.8%
22	Cabot Corp. (j)	1,323
34	Huntsman Corp.	826
3	LyondellBasell Industries NV, Class A	317

		2,466

	Containers & Packaging — 1.0%
5	Berry Plastics Group, Inc. (a)	256
4	Packaging Corp. of America	337
13	WestRock Co.	692

		1,285

	Metals & Mining — 1.5%
10	Reliance Steel & Aluminum Co. (j)	790
30	Steel Dynamics, Inc.	1,033
4	United States Steel Corp.	120

		1,943

	Total Materials	5,694

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
30	American Homes 4 Rent, Class A	696
18	DuPont Fabros Technology, Inc.	884
15	Equity Commonwealth (a)	454
113	VEREIT, Inc.	963

	Total Real Estate	2,997

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
12	CenturyLink, Inc.	289
15	Verizon Communications, Inc.	708

		997

	Wireless Telecommunication Services — 0.2%
28	Sprint Corp. (a) (j)	240

	Total Telecommunication Services	1,237

	Utilities — 4.2%
	Electric Utilities — 0.4%
17	FirstEnergy Corp.	541

	Gas Utilities — 0.5%
15	UGI Corp. (j)	728

	Independent Power & Renewable Electricity Producers — 1.8%
108	AES Corp.	1,203
64	NRG Energy, Inc.	1,189

		2,392

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
		Common Stocks — continued
		Multi-Utilities — 1.5%
30		CenterPoint Energy, Inc.	831
41		MDU Resources Group, Inc.	1,133

			1,964

		Total Utilities	5,625

		Total Common Stocks (Cost $96,934)	116,885

Short-Term Investment — 12.1%
		Investment Company — 12.1%
16,007		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $16,007)	16,007

		Total Investments —100.2% (Cost $112,941)	132,892
		Liabilities in Excess of Other Assets — (0.2)%	(269)

		NET ASSETS — 100.0%	$132,623

Short Positions — 86.8%
		Common Stocks — 86.8%
		Consumer Discretionary — 14.6%
		Automobiles — 0.9%
4		Tesla, Inc. (a)	1,204

		Diversified Consumer Services — 1.9%
59		H&R Block, Inc.	1,363
27		ServiceMaster Global Holdings, Inc. (a)	1,135

			2,498

		Hotels, Restaurants & Leisure — 4.5%
3		Chipotle Mexican Grill, Inc. (a)	1,381
9		Marriott International, Inc., Class A	874
26		Norwegian Cruise Line Holdings Ltd. (a)	1,328
10		Royal Caribbean Cruises Ltd.	986
11		Texas Roadhouse, Inc.	494
7		Wynn Resorts Ltd.	842

			5,905

		Internet & Direct Marketing Retail — 2.0%
26		Liberty Interactive Corp. QVC Group, Class A (a)	517
5		Netflix, Inc. (a)	691
6		TripAdvisor, Inc. (a)	266
28		Wayfair, Inc., Class A (a)	1,136

			2,610

		Leisure Products — 0.4%
7		Polaris Industries, Inc.	568

		Media — 1.6%
7		AMC Entertainment Holdings, Inc., Class A	224
4		Charter Communications, Inc. (a)	1,190
—	(h)	Lions Gate Entertainment Corp., Class A	—	(h)
—	(h)	Lions Gate Entertainment Corp., Class B (a)	—	(h)
4		Madison Square Garden Co. (The), Class A (a)	764

			2,178

		Specialty Retail — 1.3%
8		L Brands, Inc.	393
7		TJX Cos., Inc. (The)	540
12		Tractor Supply Co.	813

			1,746

		Textiles, Apparel & Luxury Goods — 2.0%
21		NIKE, Inc., Class B	1,173
50		Under Armour, Inc., Class A (a)	998
9		VF Corp.	510

			2,681

		Total Consumer Discretionary	19,390

		Consumer Staples — 5.4%
		Beverages — 1.7%
19		Brown-Forman Corp., Class B	882
8		Constellation Brands, Inc., Class A	1,276

			2,158

		Food & Staples Retailing — 1.4%
4		Casey’s General Stores, Inc.	466
8		Costco Wholesale Corp.	1,400

			1,866

		Food Products — 1.3%
5		Kraft Heinz Co. (The)	477
32		Snyder’s-Lance, Inc.	1,278

			1,755

		Personal Products — 1.0%
56		Coty, Inc., Class A	1,018
4		Estee Lauder Cos., Inc. (The), Class A	339

			1,357

		Total Consumer Staples	7,136

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
22	EQT Corp.	1,318
44	Kosmos Energy Ltd. (a)	296
7	Phillips 66	582

	Total Energy	2,196

	Financials — 3.4%
	Banks — 0.9%
66	People’s United Financial, Inc.	1,203

	Capital Markets — 0.7%
13	Artisan Partners Asset Management, Inc., Class A	356
17	Interactive Brokers Group, Inc., Class A	606

		962

	Consumer Finance — 0.3%
13	OneMain Holdings, Inc. (a)	328

	Insurance — 0.7%
1	Markel Corp. (a)	903

	Thrifts & Mortgage Finance — 0.8%
80	New York Community Bancorp, Inc.	1,115

	Total Financials	4,511

	Health Care — 11.5%
	Biotechnology — 2.2%
11	ACADIA Pharmaceuticals, Inc. (a)	366
5	Alnylam Pharmaceuticals, Inc. (a)	232
3	BioMarin Pharmaceutical, Inc. (a)	277
5	Bluebird Bio, Inc. (a)	409
2	Intercept Pharmaceuticals, Inc. (a)	195
10	Juno Therapeutics, Inc. (a)	229
33	OPKO Health, Inc. (a)	263
4	Puma Biotechnology, Inc. (a)	151
1	Regeneron Pharmaceuticals, Inc. (a)	484
5	Seattle Genetics, Inc. (a)	339

		2,945

	Health Care Equipment & Supplies — 2.2%
23	DENTSPLY SIRONA, Inc.	1,406
17	DexCom, Inc. (a)	1,462

		2,868

	Health Care Providers & Services — 3.9%
32	Acadia Healthcare Co., Inc. (a)	1,379
18	Envision Healthcare Corp. (a)	1,129
6	Henry Schein, Inc. (a)	965
13	LifePoint Health, Inc. (a)	851
19	Patterson Cos., Inc.	839

		5,163

	Health Care Technology — 0.1%
16	Inovalon Holdings, Inc., Class A (a)	205

	Pharmaceuticals — 3.1%
14	Bristol-Myers Squibb Co.	751
45	Catalent, Inc. (a)	1,280
5	Eli Lilly & Co.	389
4	Perrigo Co. plc	247
26	Zoetis, Inc.	1,402

		4,069

	Total Health Care	15,250

	Industrials — 15.4%
	Aerospace & Defense — 2.7%
26	Hexcel Corp.	1,399
15	Orbital ATK, Inc.	1,445
3	TransDigm Group, Inc.	727

		3,571

	Airlines — 0.4%
9	Spirit Airlines, Inc. (a)	486

	Building Products — 1.1%
30	Armstrong World Industries, Inc. (a)	1,400

	Commercial Services & Supplies — 2.0%
83	Covanta Holding Corp.	1,307
26	Rollins, Inc.	983
5	Stericycle, Inc. (a)	421

		2,711

	Electrical Equipment — 0.9%
6	Acuity Brands, Inc.	1,234

	Industrial Conglomerates — 0.5%
22	General Electric Co.	650

	Machinery — 4.0%
13	Flowserve Corp.	608
32	ITT, Inc.	1,329
6	Middleby Corp. (The) (a)	829
7	Snap-on, Inc.	1,252
28	Trinity Industries, Inc.	741
10	Xylem, Inc.	489

		5,248

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
		Common Stocks — continued
		Marine — 0.5%
10		Kirby Corp. (a)	727

		Road & Rail — 2.2%
4		AMERCO	1,449
10		Genesee & Wyoming, Inc., Class A (a)	681
5		Old Dominion Freight Line, Inc.	451
5		Ryder System, Inc.	354

			2,935

		Trading Companies & Distributors — 1.1%
27		Fastenal Co.	1,405

		Total Industrials	20,367

		Information Technology — 24.7%
		Communications Equipment — 1.2%
5		EchoStar Corp., Class A (a)	296
19		ViaSat, Inc. (a)	1,245

			1,541

		Electronic Equipment, Instruments & Components — 4.5%
19		Amphenol Corp., Class A	1,336
2		Coherent, Inc. (a)	314
5		Littelfuse, Inc.	820
45		National Instruments Corp.	1,472
9		Universal Display Corp.	811
62		VeriFone Systems, Inc. (a)	1,158

			5,911

		Internet Software & Services — 2.0%
1		CoStar Group, Inc. (a)	285
4		Facebook, Inc., Class A (a)	593
104		Pandora Media, Inc. (a)	1,225
21		Twilio, Inc., Class A (a)	608

			2,711

		IT Services — 6.0%
15		Broadridge Financial Solutions, Inc.	1,021
5		Cognizant Technology Solutions Corp., Class A (a)	269
21		EPAM Systems, Inc. (a)	1,578
18		Genpact Ltd.	456
8		Jack Henry & Associates, Inc.	717
15		MAXIMUS, Inc.	960
11		Paychex, Inc.	627
55		Sabre Corp.	1,163
11		WEX, Inc. (a)	1,170

			7,961

		Semiconductors & Semiconductor Equipment — 4.4%
56		Advanced Micro Devices, Inc. (a)	817
21		Cavium, Inc. (a)	1,487
39		First Solar, Inc. (a)	1,058
25		Microsemi Corp. (a)	1,313
13		Monolithic Power Systems, Inc.	1,227

			5,902

		Software — 6.6%
4		Autodesk, Inc. (a)	326
13		Blackbaud, Inc.	978
13		Ellie Mae, Inc. (a)	1,286
68		FireEye, Inc. (a)	855
23		Guidewire Software, Inc. (a)	1,315
14		salesforce.com, Inc. (a)	1,165
12		SS&C Technologies Holdings, Inc.	411
8		Tyler Technologies, Inc. (a)	1,248
6		Ultimate Software Group, Inc. (The) (a)	1,196

			8,780

		Total Information Technology	32,806

		Materials — 4.1%
		Chemicals — 0.6%
4		Air Products & Chemicals, Inc.	597
9		CF Industries Holdings, Inc.	258

			855

		Construction Materials — 0.2%
2		Vulcan Materials Co.	238

		Containers & Packaging — 1.0%
18		Ball Corp.	1,335

		Metals & Mining — 2.3%
—	(h)	Alcoa Corp.	—	(h)
16		Compass Minerals International, Inc.	1,099
5		Royal Gold, Inc.	315
34		Southern Copper Corp., (Peru)	1,228
44		Tahoe Resources, Inc.	356

			2,998

		Total Materials	5,426

		Real Estate — 2.1%
		Equity Real Estate Investment Trusts (REITs) — 0.9%
14		Life Storage, Inc.	1,168

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Real Estate Management & Development — 1.2%
32	CBRE Group, Inc., Class A (a)	1,120
5	Jones Lang LaSalle, Inc.	521

		1,641

	Total Real Estate	2,809

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
373	Frontier Communications Corp.	797

	Wireless Telecommunication Services — 0.4%
21	Telephone & Data Systems, Inc.	559

	Total Telecommunication Services	1,356

	Utilities — 2.9%
	Electric Utilities — 0.5%
24	Great Plains Energy, Inc.	703

	Gas Utilities — 0.5%
7	Atmos Energy Corp.	581

	Multi-Utilities — 1.9%
17	Dominion Resources, Inc.	1,318
11	Sempra Energy	1,213

		2,531

	Total Utilities	3,815

	Total Securities Sold Short (Proceeds $112,040)	$115,062

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(3)	E-mini S&P 500	06/16/17	USD	$(354)	$(3)
(4)	S&P Mid Cap 400	06/16/17	USD	(687)	(11)

					$(14)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $21,252,000.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,679
Aggregate gross unrealized depreciation	(2,728)
Net unrealized appreciation/depreciation	$19,951

Federal income tax cost of investments	$112,941

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$132,892	$—	$—	$132,892

Total Liabilities for Securities Sold Short (a)	$(115,062)	$—	$—	$(115,062)

Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 12.0%
	Distributors — 1.1%
116	Pool Corp.	13,815

	Hotels, Restaurants & Leisure — 3.9%
914	Boyd Gaming Corp. (a)	20,117
270	Texas Roadhouse, Inc.	12,034
76	Vail Resorts, Inc.	14,675

		46,826

	Household Durables — 0.6%
609	TRI Pointe Group, Inc. (a)	7,637

	Internet & Direct Marketing Retail — 1.0%
306	Wayfair, Inc., Class A (a)	12,374

	Multiline Retail — 0.9%
329	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,017

	Specialty Retail — 3.5%
132	Burlington Stores, Inc. (a)	12,858
124	Lithia Motors, Inc., Class A	10,623
132	Monro Muffler Brake, Inc.	6,858
86	Penske Automotive Group, Inc.	4,014
418	Tile Shop Holdings, Inc.	8,055

		42,408

	Textiles, Apparel & Luxury Goods — 1.0%
506	Wolverine World Wide, Inc.	12,645

	Total Consumer Discretionary	146,722

	Consumer Staples — 4.6%
	Food & Staples Retailing — 2.2%
90	Casey’s General Stores, Inc.	10,095
359	Performance Food Group Co. (a)	8,537
322	Sprouts Farmers Market, Inc. (a)	7,434

		26,066

	Food Products — 1.3%
722	Freshpet, Inc. (a)	7,940
207	Snyder’s-Lance, Inc.	8,342

		16,282

	Personal Products — 1.1%
466	elf Beauty, Inc. (a)	13,429

	Total Consumer Staples	55,777

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
56	Diamondback Energy, Inc. (a)	5,821
455	Jagged Peak Energy, Inc. (a)	5,934
189	RSP Permian, Inc. (a)	7,816

	Total Energy	19,571

	Financials — 6.3%
	Banks — 2.7%
154	Bank of the Ozarks, Inc.	7,989
48	Signature Bank (a)	7,056
209	Texas Capital Bancshares, Inc. (a)	17,417

		32,462

	Capital Markets — 3.1%
216	Evercore Partners, Inc., Class A	16,812
247	Financial Engines, Inc.	10,743
940	PennantPark Investment Corp.	7,655
302	WisdomTree Investments, Inc.	2,743

		37,953

	Thrifts & Mortgage Finance — 0.5%
255	BofI Holding, Inc. (a)	6,650

	Total Financials	77,065

	Health Care — 22.6%
	Biotechnology — 9.6%
143	ACADIA Pharmaceuticals, Inc. (a)	4,910
16	Acceleron Pharma, Inc. (a)	421
252	Axovant Sciences Ltd. (a)	3,771
411	Bellicum Pharmaceuticals, Inc. (a)	5,074
304	Coherus Biosciences, Inc. (a)	6,430
512	Exact Sciences Corp. (a)	12,093
218	FibroGen, Inc. (a)	5,376
715	Halozyme Therapeutics, Inc. (a)	9,267
480	Ignyta, Inc. (a)	4,127
317	Insmed, Inc. (a)	5,542
163	Kite Pharma, Inc. (a)	12,801
106	Neurocrine Biosciences, Inc. (a)	4,569
231	Portola Pharmaceuticals, Inc. (a)	9,063
245	REGENXBIO, Inc. (a)	4,734
146	Sage Therapeutics, Inc. (a)	10,405
131	Spark Therapeutics, Inc. (a)	6,985
15	TESARO, Inc. (a)	2,288
49	Ultragenyx Pharmaceutical, Inc. (a)	3,309
287	Versartis, Inc. (a)	6,125

		117,290

	Health Care Equipment & Supplies — 4.3%
1,046	GenMark Diagnostics, Inc. (a)	13,409
164	Insulet Corp. (a)	7,046
539	K2M Group Holdings, Inc. (a)	11,051
141	Nevro Corp. (a)	13,178
977	Novadaq Technologies, Inc., (Canada) (a)	7,609
388	Unilife Corp. (a)	664

		52,957

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 3.1%
345	Acadia Healthcare Co., Inc. (a)	15,040
407	Teladoc, Inc. (a)	10,166
88	WellCare Health Plans, Inc. (a)	12,332

		37,538

	Health Care Technology — 2.2%
694	Evolent Health, Inc., Class A (a)	15,484
222	Veeva Systems, Inc., Class A (a)	11,372

		26,856

	Pharmaceuticals — 3.4%
736	Horizon Pharma plc (a)	10,877
509	Nektar Therapeutics (a)	11,951
321	Revance Therapeutics, Inc. (a)	6,686
1,660	TherapeuticsMD, Inc. (a)	11,954

		41,468

	Total Health Care	276,109

	Industrials — 18.8%
	Aerospace & Defense — 2.3%
191	HEICO Corp.	16,678
199	Hexcel Corp.	10,867

		27,545

	Air Freight & Logistics — 0.6%
155	XPO Logistics, Inc. (a)	7,405

	Building Products — 6.6%
599	Advanced Drainage Systems, Inc.	13,115
156	Fortune Brands Home & Security, Inc.	9,483
250	JELD-WEN Holding, Inc. (a)	8,204
84	Lennox International, Inc.	14,097
253	Masonite International Corp. (a)	20,016
232	Trex Co., Inc. (a)	16,115

		81,030

	Commercial Services & Supplies — 0.9%
484	Advanced Disposal Services, Inc. (a)	10,943

	Industrial Conglomerates — 0.6%
73	Carlisle Cos., Inc.	7,730

	Machinery — 4.3%
147	Graco, Inc.	13,880
199	John Bean Technologies Corp.	17,545
88	Middleby Corp. (The) (a)	12,010
122	Oshkosh Corp.	8,361

		51,796

	Marine — 0.4%
73	Kirby Corp. (a)	5,149

	Road & Rail — 1.0%
139	Old Dominion Freight Line, Inc.	11,932

	Trading Companies & Distributors — 2.1%
367	H&E Equipment Services, Inc.	8,991
357	Rush Enterprises, Inc., Class A (a)	11,814
31	Watsco, Inc.	4,438

		25,243

	Total Industrials	228,773

	Information Technology — 27.9%
	Communications Equipment — 1.4%
277	Ciena Corp. (a)	6,539
524	Quantenna Communications, Inc. (a)	10,920

		17,459

	Electronic Equipment, Instruments & Components — 1.4%
110	Littelfuse, Inc.	17,562

	Internet Software & Services — 9.0%
339	2U, Inc. (a)	13,456
233	Benefitfocus, Inc. (a)	6,500
92	Cornerstone OnDemand, Inc. (a)	3,586
45	CoStar Group, Inc. (a)	9,238
380	Envestnet, Inc. (a)	12,277
328	GoDaddy, Inc., Class A (a)	12,422
413	GrubHub, Inc. (a)	13,571
289	Instructure, Inc. (a)	6,756
214	MuleSoft, Inc., Class A (a)	5,204
161	Nutanix, Inc., Class A (a)	3,018
202	Shopify, Inc., (Canada), Class A (a)	13,769
262	Trade Desk, Inc. (The), Class A (a)	9,755

		109,552

	Semiconductors & Semiconductor Equipment — 6.6%
771	Advanced Micro Devices, Inc. (a)	11,219
288	Cavium, Inc. (a)	20,625
252	Inphi Corp. (a)	12,305
271	MACOM Technology Solutions Holdings, Inc. (a)	13,099
155	MKS Instruments, Inc.	10,629
136	Monolithic Power Systems, Inc.	12,532

		80,409

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 9.5%
335	Atlassian Corp. plc, (Australia), Class A (a)	10,038
220	Guidewire Software, Inc. (a)	12,367
175	HubSpot, Inc. (a)	10,577
140	Imperva, Inc. (a)	5,758
193	Paycom Software, Inc. (a)	11,102
129	Proofpoint, Inc. (a)	9,603
498	RingCentral, Inc., Class A (a)	14,092
372	Take-Two Interactive Software, Inc. (a)	22,068
48	Tyler Technologies, Inc. (a)	7,400
447	Zendesk, Inc. (a)	12,542

		115,547

	Total Information Technology	340,529

	Materials — 2.5%
	Construction Materials — 2.5%
154	Eagle Materials, Inc.	15,001
650	Summit Materials, Inc., Class A (a)	16,071

	Total Materials	31,072

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
232	CubeSmart	6,026
147	Highwoods Properties, Inc.	7,235

		13,261

	Real Estate Management & Development — 1.1%
220	RE/MAX Holdings, Inc., Class A	13,085

	Total Real Estate	26,346

	Total Common Stocks (Cost $828,582)	1,201,964

Short-Term Investment — 2.0%
	Investment Company — 2.0%
23,919	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $23,919)	23,919

	Total Investments — 100.5% (Cost $852,501)	1,225,883
	Liabilities in Excess of Other Assets — (0.5)%	(5,585)

	NET ASSETS — 100.0%	$1,220,298

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,877
Aggregate gross unrealized depreciation	(31,495)
Net unrealized appreciation/depreciation	$373,382

Federal income tax cost of investments	$852,501

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,225,883	$—	$—	$1,225,883

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.2%
	Consumer Discretionary — 8.5%
	Auto Components — 1.4%
505	Cooper Tire & Rubber Co.	22,397
187	Dana, Inc.	3,615
174	Stoneridge, Inc. (a)	3,160

		29,172

	Diversified Consumer Services — 1.1%
77	American Public Education, Inc. (a)	1,768
310	Ascent Capital Group, Inc., Class A (a)	4,376
33	DeVry Education Group, Inc.	1,155
219	Houghton Mifflin Harcourt Co. (a)	2,218
300	K12, Inc. (a)	5,747
607	Regis Corp. (a)	7,112

		22,376

	Hotels, Restaurants & Leisure — 2.0%
83	Bob Evans Farms, Inc.	5,365
123	Intrawest Resorts Holdings, Inc. (a)	3,081
910	La Quinta Holdings, Inc. (a)	12,307
639	Penn National Gaming, Inc. (a)	11,767
88	Pinnacle Entertainment, Inc. (a)	1,708
308	Ruth’s Hospitality Group, Inc.	6,167
46	Speedway Motorsports, Inc.	865

		41,260

	Household Durables — 0.3%
31	CSS Industries, Inc.	791
275	Hovnanian Enterprises, Inc., Class A (a)	624
57	NACCO Industries, Inc., Class A	3,999
36	UCP, Inc., Class A (a)	362

		5,776

	Internet & Direct Marketing Retail — 0.2%
341	Liberty TripAdvisor Holdings, Inc., Class A (a)	4,809

	Leisure Products — 0.1%
60	Acushnet Holdings Corp. (a)	1,040
391	JAKKS Pacific, Inc. (a)	2,151

		3,191

	Media — 0.2%
105	Entercom Communications Corp., Class A	1,503
214	Eros International plc, (India) (a)	2,199
375	Radio One, Inc., Class D (a)	1,237

		4,939

	Multiline Retail — 0.2%
75	Dillard’s, Inc., Class A	3,928

	Specialty Retail — 2.3%
285	Aaron’s, Inc.	8,488
505	Abercrombie & Fitch Co., Class A	6,026
158	Children’s Place, Inc. (The)	18,992
1,108	Office Depot, Inc.	5,167
1,197	Pier 1 Imports, Inc.	8,569

		47,242

	Textiles, Apparel & Luxury Goods — 0.7%
552	Iconix Brand Group, Inc. (a)	4,150
351	Movado Group, Inc.	8,753
53	Perry Ellis International, Inc. (a)	1,147

		14,050

	Total Consumer Discretionary	176,743

	Consumer Staples — 2.2%
	Food & Staples Retailing — 0.2%
103	SpartanNash Co.	3,611
17	Village Super Market, Inc., Class A	461

		4,072

	Food Products — 0.6%
593	Darling Ingredients, Inc. (a)	8,616
66	Dean Foods Co.	1,302
48	Fresh Del Monte Produce, Inc.	2,861

		12,779

	Household Products — 0.4%
242	Central Garden & Pet Co., Class A (a)	8,395

	Tobacco — 1.0%
51	Alliance One International, Inc. (a)	658
277	Universal Corp.	19,598

		20,256

	Total Consumer Staples	45,502

	Energy — 3.6%
	Energy Equipment & Services — 0.9%
127	Archrock, Inc.	1,580
33	Geospace Technologies Corp. (a)	529
349	Parker Drilling Co. (a)	610
718	Pioneer Energy Services Corp. (a)	2,873
82	SEACOR Holdings, Inc. (a)	5,667
300	Unit Corp. (a)	7,241

		18,500

	Oil, Gas & Consumable Fuels — 2.7%
80	Alon USA Energy, Inc.	970

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1,801	Bill Barrett Corp. (a)	8,193
381	Delek US Holdings, Inc.	9,244
2,127	Denbury Resources, Inc. (a)	5,488
2,101	EP Energy Corp., Class A (a)	9,978
149	Jones Energy, Inc., Class A (a)	380
9	Northern Oil and Gas, Inc. (a)	23
208	REX American Resources Corp. (a)	18,822
440	Sanchez Energy Corp. (a)	4,196

		57,294

	Total Energy	75,794

	Financials — 29.9%
	Banks — 19.2%
122	1st Source Corp.	5,723
7	American National Bankshares, Inc.	264
73	BancFirst Corp.	6,518
422	BancorpSouth, Inc.	12,765
185	Bank of Hawaii Corp.	15,212
85	Brookline Bancorp, Inc.	1,326
35	Bryn Mawr Bank Corp.	1,375
206	Capital Bank Financial Corp., Class A	8,958
94	Cascade Bancorp (a)	723
233	Cathay General Bancorp	8,776
547	Central Pacific Financial Corp.	16,699
27	Central Valley Community Bancorp	560
9	Century Bancorp, Inc., Class A	566
22	Citizens & Northern Corp.	505
163	City Holding Co.	10,536
62	Columbia Banking System, Inc.	2,399
153	Community Bank System, Inc.	8,423
138	Community Trust Bancorp, Inc.	6,321
117	Customers Bancorp, Inc. (a)	3,702
14	East West Bancorp, Inc.	719
415	FCB Financial Holdings, Inc., Class A (a)	20,573
79	Financial Institutions, Inc.	2,587
34	First Bancorp	999
1,368	First BanCorp, (Puerto Rico) (a)	7,728
85	First Busey Corp.	2,511
9	First Citizens BancShares, Inc., Class A	3,152
1,372	First Commonwealth Financial Corp.	18,187
68	First Community Bancshares, Inc.	1,698
122	First Financial Bancorp	3,354
86	First Financial Bankshares, Inc.	3,428
23	First Financial Corp.	1,111
109	First Hawaiian, Inc.	3,258
100	First Interstate BancSystem, Inc., Class A	3,961
165	Flushing Financial Corp.	4,433
399	Fulton Financial Corp.	7,126
240	Glacier Bancorp, Inc.	8,130
42	Great Southern Bancorp, Inc.	2,096
167	Great Western Bancorp, Inc.	7,091
376	Hancock Holding Co.	17,114
27	Heritage Financial Corp.	679
891	Hope Bancorp, Inc.	17,089
23	Independent Bank Corp.	484
1,099	Investors Bancorp, Inc.	15,806
47	Lakeland Financial Corp.	2,035
189	MainSource Financial Group, Inc.	6,220
22	Mercantile Bank Corp.	740
636	OFG Bancorp, (Puerto Rico)	7,504
88	Pacific Continental Corp.	2,166
176	PacWest Bancorp	9,363
60	Park Sterling Corp.	733
20	Preferred Bank	1,068
22	Republic Bancorp, Inc., Class A	760
25	S&T Bancorp, Inc.	858
30	Sandy Spring Bancorp, Inc.	1,234
85	Southside Bancshares, Inc.	2,869
137	Southwest Bancorp, Inc.	3,590
65	State Bank Financial Corp.	1,695
22	Stock Yards Bancorp, Inc.	874
20	Suffolk Bancorp	792
25	Tompkins Financial Corp.	2,014
29	TriState Capital Holdings, Inc. (a)	675
400	Trustmark Corp.	12,722
251	UMB Financial Corp.	18,933
666	Umpqua Holdings Corp.	11,820
442	Union Bankshares Corp.	15,535
85	Valley National Bancorp	1,008
43	Washington Trust Bancorp, Inc.	2,120
126	Webster Financial Corp.	6,310
15	West Bancorporation, Inc.	341
388	Westamerica Bancorp	21,679
18	Western Alliance Bancorp (a)	865

		401,188

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 1.3%
49	Arlington Asset Investment Corp., Class A	694
57	Investment Technology Group, Inc.	1,150
654	KCG Holdings, Inc., Class A (a)	11,666
52	Oppenheimer Holdings, Inc., Class A	882
156	Stifel Financial Corp. (a)	7,820
31	Virtus Investment Partners, Inc.	3,272
51	Waddell & Reed Financial, Inc., Class A	869

		26,353

	Consumer Finance — 0.4%
381	EZCORP, Inc., Class A (a)	3,105
102	Nelnet, Inc., Class A	4,482
64	Regional Management Corp. (a)	1,242

		8,829

	Diversified Financial Services — 0.1%
75	FNFV Group (a)	996
37	Marlin Business Services Corp.	943

		1,939

	Insurance — 4.1%
38	Arch Capital Group Ltd. (a)	3,643
74	Argo Group International Holdings Ltd.	4,990
788	CNO Financial Group, Inc.	16,160
13	Global Indemnity Ltd., (Cayman Islands) (a)	500
83	Hallmark Financial Services, Inc. (a)	912
265	Horace Mann Educators Corp.	10,858
1,463	MBIA, Inc. (a)	12,392
66	Navigators Group, Inc. (The)	3,573
255	Primerica, Inc.	20,961
198	ProAssurance Corp.	11,929
17	Universal Insurance Holdings, Inc.	409

		86,327

	Mortgage Real Estate Investment Trusts (REITs) — 1.6%
106	AG Mortgage Investment Trust, Inc.	1,910
33	ARMOUR Residential REIT, Inc.	740
1,154	Capstead Mortgage Corp.	12,160
2,264	CYS Investments, Inc.	17,996

		32,806

	Thrifts & Mortgage Finance — 3.2%
27	BankFinancial Corp.	393
1,171	Beneficial Bancorp, Inc.	18,743
295	Charter Financial Corp.	5,801
39	First Defiance Financial Corp.	1,916
90	Kearny Financial Corp.	1,351
371	Meridian Bancorp, Inc.	6,786
666	Northfield Bancorp, Inc.	12,000
31	Oritani Financial Corp.	530
18	Territorial Bancorp, Inc.	555
109	United Financial Bancorp, Inc.	1,857
263	Walker & Dunlop, Inc. (a)	10,944
100	Waterstone Financial, Inc.	1,821
86	WSFS Financial Corp.	3,947

		66,644

	Total Financials	624,086

	Health Care — 5.2%
	Biotechnology — 1.9%
31	ACADIA Pharmaceuticals, Inc. (a)	1,066
53	Acorda Therapeutics, Inc. (a)	1,111
7	Adverum Biotechnologies, Inc. (a)	19
417	AMAG Pharmaceuticals, Inc. (a)	9,403
191	Ardelyx, Inc. (a)	2,417
36	Cara Therapeutics, Inc. (a)	658
273	Chimerix, Inc. (a)	1,744
74	Enanta Pharmaceuticals, Inc. (a)	2,282
11	Epizyme, Inc. (a)	194
41	Five Prime Therapeutics, Inc. (a)	1,468
1,482	Idera Pharmaceuticals, Inc. (a)	3,660
12	Immune Design Corp. (a)	84
39	Insmed, Inc. (a)	674
5	Karyopharm Therapeutics, Inc. (a)	65
13	MacroGenics, Inc. (a)	244
67	NantKwest, Inc. (a)	239
57	Radius Health, Inc. (a)	2,207
540	Rigel Pharmaceuticals, Inc. (a)	1,787
5	Sage Therapeutics, Inc. (a)	327
67	Seres Therapeutics, Inc. (a)	751
11	Ultragenyx Pharmaceutical, Inc. (a)	712
250	Versartis, Inc. (a)	5,329
55	Voyager Therapeutics, Inc. (a)	732
314	Zafgen, Inc. (a)	1,464

		38,637

	Health Care Equipment & Supplies — 0.7%
256	Halyard Health, Inc. (a)	9,766

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
33	Surmodics, Inc. (a)	791
150	Wright Medical Group NV (a)	4,653

		15,210

	Health Care Providers & Services — 2.1%
22	Addus HomeCare Corp. (a)	713
211	Community Health Systems, Inc. (a)	1,867
380	Cross Country Healthcare, Inc. (a)	5,461
222	Genesis Healthcare, Inc. (a)	586
210	Molina Healthcare, Inc. (a)	9,558
220	Owens & Minor, Inc.	7,612
364	Tivity Health, Inc. (a)	10,595
267	Triple-S Management Corp., (Puerto Rico), Class B (a)	4,686
17	WellCare Health Plans, Inc. (a)	2,440

		43,518

	Pharmaceuticals — 0.5%
73	Amphastar Pharmaceuticals, Inc. (a)	1,064
385	Endocyte, Inc. (a)	989
130	Medicines Co. (The) (a)	6,333
92	MyoKardia, Inc. (a)	1,208
22	Revance Therapeutics, Inc. (a)	464

		10,058

	Total Health Care	107,423

	Industrials — 14.7%
	Aerospace & Defense — 2.2%
253	AAR Corp.	8,491
91	Curtiss-Wright Corp.	8,305
682	DigitalGlobe, Inc. (a)	22,345
97	Moog, Inc., Class A (a)	6,540

		45,681

	Air Freight & Logistics — 0.2%
83	Atlas Air Worldwide Holdings, Inc. (a)	4,580

	Building Products — 0.2%
27	Gibraltar Industries, Inc. (a)	1,116
76	JELD-WEN Holding, Inc. (a)	2,497

		3,613

	Commercial Services & Supplies — 2.7%
1,640	ACCO Brands Corp. (a)	21,568
899	ARC Document Solutions, Inc. (a)	3,101
291	CECO Environmental Corp.	3,054
94	Ennis, Inc.	1,602
136	Essendant, Inc.	2,059
388	Quad/Graphics, Inc.	9,783
143	VSE Corp.	5,822
364	West Corp.	8,879

		55,868

	Construction & Engineering — 1.5%
40	Argan, Inc.	2,672
345	EMCOR Group, Inc.	21,699
189	MYR Group, Inc. (a)	7,740

		32,111

	Electrical Equipment — 0.3%
211	General Cable Corp.	3,788
81	Powell Industries, Inc.	2,793

		6,581

	Machinery — 2.7%
107	AGCO Corp.	6,457
303	Briggs & Stratton Corp.	6,800
390	Douglas Dynamics, Inc.	11,951
29	Graham Corp.	667
83	Greenbrier Cos., Inc. (The)	3,577
51	Hurco Cos., Inc.	1,586
114	Kadant, Inc.	6,772
22	Kennametal, Inc.	855
863	Wabash National Corp.	17,860

		56,525

	Marine — 0.2%
148	Matson, Inc.	4,691

	Professional Services — 2.3%
776	Acacia Research Corp. (a)	4,462
134	Barrett Business Services, Inc.	7,299
31	CRA International, Inc.	1,078
55	Franklin Covey Co. (a)	1,117
443	FTI Consulting, Inc. (a)	18,242
335	Huron Consulting Group, Inc. (a)	14,082
206	RPX Corp. (a)	2,472

		48,752

	Road & Rail — 0.9%
5	AMERCO	1,906
360	ArcBest Corp.	9,350
345	USA Truck, Inc. (a)	2,532
445	YRC Worldwide, Inc. (a)	4,900

		18,688

	Trading Companies & Distributors — 1.5%
154	DXP Enterprises, Inc. (a)	5,817
701	MRC Global, Inc. (a)	12,857

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued
299	NOW, Inc. (a)	5,078
438	Titan Machinery, Inc. (a)	6,718

		30,470

	Total Industrials	307,560

	Information Technology — 10.9%
	Communications Equipment — 1.3%
242	Bel Fuse, Inc., Class B	6,170
416	Black Box Corp.	3,726
219	Finisar Corp. (a)	5,990
76	InterDigital, Inc.	6,550
655	Sonus Networks, Inc. (a)	4,318

		26,754

	Electronic Equipment, Instruments & Components — 4.4%
738	Benchmark Electronics, Inc. (a)	23,465
29	ePlus, Inc. (a)	3,876
102	Insight Enterprises, Inc. (a)	4,208
177	InvenSense, Inc. (a)	2,238
596	Knowles Corp. (a)	11,288
69	Sanmina Corp. (a)	2,789
36	SYNNEX Corp.	4,019
138	Tech Data Corp. (a)	12,911
971	TTM Technologies, Inc. (a)	15,654
730	Vishay Intertechnology, Inc.	12,012

		92,460

	Internet Software & Services — 0.3%
62	Liquidity Services, Inc. (a)	495
722	RetailMeNot, Inc. (a)	5,848

		6,343

	IT Services — 0.8%
22	Convergys Corp.	455
39	EVERTEC, Inc., (Puerto Rico)	619
1,130	Unisys Corp. (a)	15,766

		16,840

	Semiconductors & Semiconductor Equipment — 2.1%
51	Advanced Energy Industries, Inc. (a)	3,510
112	Alpha & Omega Semiconductor Ltd. (a)	1,928
843	Amkor Technology, Inc. (a)	9,770
940	Cypress Semiconductor Corp.	12,937
224	IXYS Corp.	3,264
673	Xcerra Corp. (a)	5,979
170	XPERI Corp.	5,768

		43,156

	Software — 2.0%
5	Aspen Technology, Inc. (a)	295
72	Fair Isaac Corp.	9,284
352	Progress Software Corp.	10,220
14	QAD, Inc., Class A	376
305	Rubicon Project, Inc. (The) (a)	1,798
302	Take-Two Interactive Software, Inc. (a)	17,870
108	TiVo Corp.	2,017

		41,860

	Total Information Technology	227,413

	Materials — 4.2%
	Chemicals — 1.6%
245	American Vanguard Corp.	4,070
31	Chemours Co. (The)	1,182
4	FutureFuel Corp.	55
24	Innophos Holdings, Inc.	1,301
51	Innospec, Inc.	3,283
118	Minerals Technologies, Inc.	9,046
43	Olin Corp.	1,400
997	Rayonier Advanced Materials, Inc.	13,414

		33,751

	Containers & Packaging — 0.3%
414	Graphic Packaging Holding Co.	5,322
62	Myers Industries, Inc.	979

		6,301

	Metals & Mining — 1.8%
802	AK Steel Holding Corp. (a)	5,767
281	Carpenter Technology Corp.	10,478
128	Cliffs Natural Resources, Inc. (a)	1,054
62	Olympic Steel, Inc.	1,158
25	Ryerson Holding Corp. (a)	310
225	Schnitzer Steel Industries, Inc., Class A	4,648
130	SunCoke Energy, Inc. (a)	1,164
80	TimkenSteel Corp. (a)	1,505
263	Worthington Industries, Inc.	11,872

		37,956

	Paper & Forest Products — 0.5%
112	Domtar Corp.	4,076
149	Schweitzer-Mauduit International, Inc.	6,151

		10,227

	Total Materials	88,235

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 9.5%
	Equity Real Estate Investment Trusts (REITs) — 8.5%
26	American Assets Trust, Inc.	1,088
222	Apartment Investment & Management Co., Class A	9,829
174	Ashford Hospitality Prime, Inc.	1,847
1,007	Ashford Hospitality Trust, Inc.	6,415
407	CBL & Associates Properties, Inc.	3,887
309	Cedar Realty Trust, Inc.	1,552
94	CoreSite Realty Corp.	8,429
313	DCT Industrial Trust, Inc.	15,072
359	DiamondRock Hospitality Co.	4,000
78	DuPont Fabros Technology, Inc.	3,873
74	EPR Properties	5,463
800	FelCor Lodging Trust, Inc.	6,007
142	First Industrial Realty Trust, Inc.	3,776
550	First Potomac Realty Trust	5,650
55	Franklin Street Properties Corp.	665
164	Getty Realty Corp.	4,155
82	Gladstone Commercial Corp.	1,699
513	Government Properties Income Trust	10,746
33	Highwoods Properties, Inc.	1,641
179	Hospitality Properties Trust	5,650
239	InfraREIT, Inc.	4,306
137	Kite Realty Group Trust	2,941
89	LaSalle Hotel Properties	2,585
111	LTC Properties, Inc.	5,327
143	Mack-Cali Realty Corp.	3,858
16	Mid-America Apartment Communities, Inc.	1,646
263	Monogram Residential Trust, Inc.	2,619
145	Pebblebrook Hotel Trust	4,224
338	Pennsylvania REIT	5,111
207	Potlatch Corp.	9,437
95	PS Business Parks, Inc.	10,868
519	RAIT Financial Trust	1,660
357	RLJ Lodging Trust	8,395
13	Saul Centers, Inc.	826
73	Silver Bay Realty Trust Corp.	1,565
507	Sunstone Hotel Investors, Inc.	7,774
15	Taubman Centers, Inc.	1,017
88	Urstadt Biddle Properties, Inc., Class A	1,801
7	Washington Prime Group, Inc.	59
10	Washington REIT	325

		177,788

	Real Estate Management & Development — 1.0%
156	Alexander & Baldwin, Inc.	6,923
511	Forestar Group, Inc. (a)	6,974
343	St Joe Co. (The) (a)	5,843

		19,740

	Total Real Estate	197,528

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
22	IDT Corp., Class B	276
1,975	Windstream Holdings, Inc.	10,763

	Total Telecommunication Services	11,039

	Utilities — 6.0%
	Electric Utilities — 1.6%
335	El Paso Electric Co.	16,928
372	Portland General Electric Co.	16,529
24	Spark Energy, Inc., Class A	760

		34,217

	Gas Utilities — 2.0%
252	Northwest Natural Gas Co.	14,881
170	Southwest Gas Holdings, Inc.	14,053
201	Spire, Inc.	13,541

		42,475

	Independent Power & Renewable Electricity Producers — 0.7%
2,349	Atlantic Power Corp. (a)	6,223
767	Dynegy, Inc. (a)	6,027
51	Ormat Technologies, Inc.	2,883

		15,133

	Multi-Utilities — 1.1%
280	Avista Corp.	10,918
148	NorthWestern Corp.	8,682
58	Unitil Corp.	2,621

		22,221

	Water Utilities — 0.6%
160	American States Water Co.	7,083

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Water Utilities — continued
125	California Water Service Group	4,496

		11,579

	Total Utilities	125,625

	Total Common Stocks (Cost $1,547,656)	1,986,948

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Emergent Capital, Inc. expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
89,464	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $89,464)	89,464

	Total Investments — 99.5% (Cost $1,637,120)	2,076,412
	Other Assets in Excess of Liabilities — 0.5%	10,798

	NET ASSETS — 100.0%	$2,087,210

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,165	Mini Russell 2000	06/16/17	USD	$80,641	$900

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,247
Aggregate gross unrealized depreciation	(87,955)

Net unrealized appreciation/depreciation	$439,292

Federal income tax cost of investments	$1,637,120

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$2,076,412	$—	$—	(b)	$2,076,412

Appreciation in Other Financial Instruments
Futures Contracts	$900	$—	$—		$900

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017